United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/13

Date of Reporting Period: Six months ended 04/30/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2013
Share Class	Ticker
A	KAUAX
B	KAUBX
C	KAUCX

Federated Kaufmann Fund
Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2013, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	27.9%
Financials	17.0%
Industrials	17.0%
Information Technology	12.9%
Consumer Discretionary	11.8%
Materials	5.0%
Energy	3.0%
Telecommunication Services	1.3%
Utilities	0.8%
Consumer Staples	0.6%
U.S. Treasury Securities	0.1%
Securities Lending Collateral[2]	2.7%
Cash Equivalents[3]	2.2%
Other Assets and Liabilities—Net[4]	(2.3)%
TOTAL	100.0%
1	Except for U.S. Treasury Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2013 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—96.8%
		Consumer Discretionary—11.8%
2,475,000	[1]	D.R. Horton, Inc.	$64,548,000
5,000,000		L'Occitane International SA	14,497,143
991,400		Las Vegas Sands Corp.	55,766,250
26,059,800	[2]	Melco Crown (Philippines) Resorts Corp.	7,825,538
962,800	[2]	Melco PBL Entertainment (Macau) Ltd., ADR	23,694,508
28,380,612		NagaCorp Limited	22,601,648
700,000		National CineMedia, Inc.	11,368,000
360,000	[2]	Penn National Gaming, Inc.	21,078,000
11,400,000		Prada Holding SpA	101,510,924
35,125	[2]	Priceline.com, Inc.	24,446,649
60,536,964		Samsonite International SA	148,843,163
523,495	[2]	Shutterfly, Inc.	23,311,232
985,800		Starbucks Corp.	59,976,072
208,488	[2]	Taylor Morrison Home Corp., Class A	5,374,821
400,000		Whirlpool Corp.	45,712,000
1,894,333	[1,2]	Yoox SpA	35,575,031
		TOTAL	666,128,979
		Consumer Staples—0.6%
558,593		Almacenes Exito S.A.	9,157,438
677,400		ConAgra Foods, Inc.	23,959,638
		TOTAL	33,117,076
		Energy—3.0%
705,000	[2]	Cobalt International Energy	19,697,700
74,700	[1]	Core Laboratories NV	10,815,066
1,518,000		Halliburton Co.	64,924,860
1,510,000		HollyFrontier Corp.	74,669,500
		TOTAL	170,107,126
		Financials—17.0
5,470,000	[2]	American International Group, Inc.	226,567,400
300,000		BlackRock, Inc.	79,950,000
20,663,000	[3]	CETIP SA-Mercados Organizado	244,041,829
15,096,518		Direct Line Insurance Group PLC	47,486,601
2,851,260		EverBank Financial Corp.	45,620,160
1	[2,4,5]	FA Private Equity Fund IV LP	680,794
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
3,888,100		Fibra Uno Administracion SA	$14,941,053
2,582,000		Housing Development Finance Corp. Ltd.	40,612,284
1	[2,4,5]	Infrastructure Fund	0
2,000,000		JPMorgan Chase & Co.	98,020,000
220,000		Jones Lang LaSalle, Inc.	21,784,400
1,168,400		Multiplan Empreendimentos Imobiliarios SA	33,351,155
1	[4,5]	Peachtree Leadscope LLC, Class A and B	0
5,065,300	[2]	TF Administradora Industrial	12,076,825
2,385,000		Wells Fargo & Co.	90,582,300
		TOTAL	955,714,801
		Health Care—27.4%
4,555,200	[2]	Alkermes, Inc.	139,434,672
600,000		Allergan, Inc.	68,130,000
900,000	[1,2]	Amarin Corporation PLC, ADR	6,669,000
1	[4,5]	Apollo Investment Fund V	1,871,884
2,200,000	[1,2]	Ariad Pharmaceuticals, Inc.	39,314,000
485,000	[2]	Biogen Idec, Inc.	106,181,050
1,430,294	[1,2]	Conceptus, Inc.	44,353,417
9,430,000	[2,3]	Corcept Therapeutics, Inc.	16,691,100
2,020,000	[2]	Cubist Pharmaceuticals, Inc.	92,758,400
1	[4,5]	Denovo Ventures I LP	507,529
7,537,500	[2,3]	Dexcom, Inc.	123,690,375
126,065	[2,3]	Dexcom, Inc.	2,068,727
17,962,000	[2,3]	Dyax Corp.	49,395,500
4,000,000	[1,2,3]	ExamWorks Group, Inc.	72,400,000
2,600,000	[2]	Express Scripts Holding Co.	154,362,000
437,855	[2]	Fluidigm Corp.	7,373,478
573,300	[2]	Galapagos NV	14,986,903
2,797,000	[1,2]	Gilead Sciences, Inc.	141,640,080
337,911	[2]	Heartware International, Inc.	32,844,949
850,773	[1,2]	Insulet Corp.	21,473,511
4,049	[2]	Intuitive Surgical, Inc.	1,993,282
1	[4,5]	Latin Healthcare Fund	308,335
5,300,000	[1,2]	Nektar Therapeutics	57,452,000
708,171	[2]	NuVasive, Inc.	14,850,346
1	[4,5]	Peachtree Velquest	337,700
8,445,000	[2,3]	Progenics Pharmaceuticals, Inc.	38,847,000
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
6,703,312	[1,2,3]	Protalix Biotherapeutics, Inc.	$38,007,779
332,200	[2]	Puma Biotechnology, Inc.	10,690,196
2,700,000	[2,3]	Repligen Corp.	24,192,000
2,000,000	[2]	Salix Pharmaceuticals Ltd.	104,580,000
1,028,300	[1,2]	Seattle Genetics, Inc.	37,995,685
959,018	[2,3,5]	Soteira, Inc.	0
24,551	[2]	Theravance, Inc.	828,596
1,767,000	[1,2]	Threshold Pharmaceuticals, Inc., Class THL	8,516,940
5,267,435	[1,2,3]	Vical, Inc.	19,436,835
1,350,000	[1,2]	Vivus, Inc.	17,941,500
16,500,000	[2,3]	Zogenix, Inc.	28,545,000
		TOTAL	1,540,669,769
		Industrials—17.0%
300,000		Boeing Co.	27,423,000
1,185,000		Chicago Bridge & Iron Co., N.V.	63,741,150
857,800		DSV, De Sammensluttede Vognmad AS	21,592,358
991,300		Danaher Corp.	60,409,822
1,770,000		Expeditors International Washington, Inc.	63,596,100
343,000		Flowserve Corp.	54,235,160
1,066,700	[2]	Fortune Brands Home & Security, Inc.	38,817,213
330,714	[2]	IHS, Inc., Class A	32,221,465
560,000		Kansas City Southern Industries, Inc.	61,079,200
3,528,300	[2]	MRC Global, Inc.	105,672,585
475,000		MSC Industrial Direct Co.	37,430,000
205,000		Precision Castparts Corp.	39,214,450
500,000	[2]	Quanta Services, Inc.	13,740,000
2,850,000	[2,3]	RPX Corp.	38,218,500
50,000		Roper Industries, Inc.	5,982,500
466,634		Ryder System, Inc.	27,097,437
1,025,000	[2]	Spirit Airlines, Inc.	27,367,500
242,300	[2]	Teledyne Technologies, Inc.	18,187,038
1,500,000		Trinity Industries, Inc.	63,315,000
1,500,000	[2]	Verisk Analytics, Inc.	91,935,000
600,000		Wabtec Corp.	62,964,000
		TOTAL	954,239,478
		Information Technology—12.9%
3,213,500		Amadeus IT Holding SA	94,860,736
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
395,000		Avago Technologies Ltd.	$12,624,200
458,300	[2]	Check Point Software Technologies Ltd.	21,365,946
447,500	[2]	CoStar Group, Inc.	48,513,475
1,085,000	[2]	eBay, Inc.	56,843,150
1,059,322	[4,5]	Expand Networks Ltd.	0
395,000	[1,2]	IPG Photonics Corp.	25,153,600
2,500,000	[2]	Microsemi Corp.	52,000,000
2,140,523	[2]	Moneygram International, Inc.	35,340,034
1,350,000	[2]	NCR Corp.	36,814,500
1,687,418	[2]	NIC, Inc.	28,416,119
2,200,000	[2]	NXP Semiconductors NV	60,610,000
1	[4,5]	Peachtree Open Networks	0
1,100,000		Qualcomm, Inc.	67,782,000
1,423,600	[2]	RADWARE Ltd.	21,339,764
440,000	[1,2]	Salesforce.com, Inc.	18,088,400
3,751,199	[4,5]	Sensable Technologies, Inc.	0
850,000	[1,2]	ServiceNow, Inc.	34,816,000
763,687	[2]	Tyler Technologies, Inc.	48,295,566
2,465,000	[1,2]	Vantiv, Inc.	55,536,450
100,000	[2]	Workday, Inc.	6,265,000
		TOTAL	724,664,940
		Materials—5.0%
377,700		Celanese Corp.	18,662,157
4,853,000	[2]	Cemex Latam Hldgs SA	34,035,894
646,458		Eagle Materials, Inc.	43,797,530
1,275,000		LyondellBasell Industries NV	77,392,500
345,000		Sherwin-Williams Co.	63,172,950
520,000	[1]	Westlake Chemical Corp.	43,232,800
		TOTAL	280,293,831
		Telecommunication Services—1.3%
285,000	[2]	Crown Castle International Corp.	21,945,000
1,880,000	[1,2]	TW Telecom, Inc.	50,910,400
		TOTAL	72,855,400
		Utilities—0.8%
492,200		ITC Holdings Corp.	45,390,684
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,746,923,739)	5,443,182,084
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		WARRANTS—0.2%
		Health Care—0.2%
382,897	[2]	Alexza Pharmaceuticals, Inc., 10/5/2016	$108,858
797,358	[2,3]	Corcept Therapeutics, Inc., 3/29/2015	861,944
242,091	[2]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	14,186
2,750,000	[2]	Dynavax Technologies Corp., 4/16/2015	3,528,525
1,713,798	[2]	Threshold Pharmaceuticals, Inc., 10/15/2014	5,206,004
7,425,000	[2,3,5]	Zogenix, Inc., 7/27/2017	2,383,425
		TOTAL WARRANTS (IDENTIFIED COST $735,768)	12,102,942
		Preferred Stock—0.0%
		Information Technology—0.0%
679,348	[2,4,5]	Multiplex, Inc., Pfd., Series C (IDENTIFIED COST $5,000,001)	0
		Corporate Bond—0.3%
		Health Care—0.3%
$14,630,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016 (IDENTIFIED COST $14,630,000)	17,268,082
		U.S. Treasury—0.1%
		U.S. Treasury Bills—0.1%
1,200,000	[6,7]	United States Treasury Bill, 0.095%, 6/13/2013	1,199,971
1,200,000	[6,7]	United States Treasury Bill, 0.065%, 7/11/2013	1,199,953
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,399,717)	2,399,924
		MUTUAL FUND—4.9%
277,201,186	[3,8,9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11% (AT NET ASSET VALUE)	277,201,186
		TOTAL INVESTMENTS—102.3% (IDENTIFIED COST $4,046,890,411)[10]	5,752,154,218
		OTHER ASSETS AND LIABILITIES - NET—(2.3)%[11]	(127,955,697)
		TOTAL NET ASSETS—100%	$5,624,198,521
At April 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P 500 E-mini Index Short Futures	680	$54,134,800	June 2013	$(1,633,360)
Semi-Annual Shareholder Report

At April 30, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
5/1/2013	3,070,190 Pound Sterling	$4,754,803	$(14,276)
5/2/2013	1,373,919 Pound Sterling	$2,128,942	$(5,234)
5/3/2013	1,285,574 Pound Sterling	$1,996,557	$(389)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(19,899)
Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Non-income producing security.
3	Affiliated companies and holdings.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2013, these restricted securities amounted to $3,706,242, which represented 0.1% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “ Trustees”).
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Discount rate at time of purchase.
8	7-day net yield.
9	All or a portion of this security is held as collateral for securities lending.
10	Also represents cost for federal tax purposes.
11	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,103,792,513	$—	$3,706,242	$4,107,498,755
International	1,335,683,329	—	—	1,335,683,329
Preferred Stock
Domestic	—	—	0	0
Debt Securities:
Corporate Bonds	—	17,268,082	—	17,268,082
Warrants	—	9,719,517	2,383,425	12,102,942
U.S. Treasury	—	2,399,924	—	2,399,924
Mutual Fund	277,201,186	—	—	277,201,186
TOTAL SECURITIES	$5,716,677,028	$29,387,523	$6,089,667	$5,752,154,218
OTHER FINANCIAL INSTRUMENTS*	$(1,633,360)	$(19,899)	$—	$(1,653,259)
*	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$5.28	$4.92	$5.27	$4.22	$3.80	$7.03
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	(0.05)[1]	(0.05)[1]	0.02[1]	(0.00)[1,2]	(0.03)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.75	0.50	(0.27)	1.04	0.42	(2.57)
TOTAL FROM INVESTMENT OPERATIONS	0.74	0.45	(0.32)	1.06	0.42	(2.60)
Less Distributions:
Distributions from net investment income	—	—	(0.03)	(0.01)	—	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.42)	(0.09)	(0.00)[2]	—	—	(0.63)
TOTAL DISTRIBUTIONS	(0.42)	(0.09)	(0.03)	(0.01)	—	(0.63)
Net Asset Value, End of Period	$5.60	$5.28	$4.92	$5.27	$4.22	$3.80
Total Return[3]	15.25%	9.45%	(6.07)%	25.11%	11.05%	(40.38)%
Ratios to Average Net Assets:
Net expenses	1.95%[4,5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]
Net expenses excluding dividends and other expenses related to short sales	1.95%[4,5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]
Net investment income (loss)	(0.47)%[4]	(0.97)%	(0.99)%	0.39%	(0.12)%	(0.56)%
Expense waiver/reimbursement[6]	0.27%[4]	0.28%	0.29%	0.28%	0.27%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,012,040	$1,898,465	$1,999,940	$2,469,094	$2,153,443	$2,158,140
Portfolio turnover	31%	61%	64%	54%	91%	78%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95%, 1.95%, 1.95% and 1.95% after taking into account these expense reductions for the six months ended April 30, 2013 and for the years ended October 31, 2012, 2011, 2010, 2009 and 2008, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$4.94	$4.64	$4.96	$4.00	$3.62	$6.75
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.07)[1]	(0.08)[1]	(0.01)[1]	(0.02)[1]	(0.06)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.70	0.46	(0.24)	0.97	0.40	(2.44)
TOTAL FROM INVESTMENT OPERATIONS	0.68	0.39	(0.32)	0.96	0.38	(2.50)
Less Distributions:
Distributions from net investment income	—	—	(0.00)[2]	—	—	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.42)	(0.09)	(0.00)[2]	—	—	(0.63)
TOTAL DISTRIBUTIONS	(0.42)	(0.09)	(0.00)[2]	—	—	(0.63)
Net Asset Value, End of Period	$5.20	$4.94	$4.64	$4.96	$4.00	$3.62
Total Return[3]	15.08%	8.72%	(6.40)%	24.00%	10.50%	(40.60)%
Ratios to Average Net Assets:
Net expenses	2.50%[4,5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]
Net expenses excluding dividends and other expenses related to short sales	2.50%[4,5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]
Net investment income (loss)	(0.98)%[4]	(1.52)%	(1.53)%	(0.27)%	(0.67)%	(1.11)%
Expense waiver/reimbursement[6]	0.22%[4]	0.23%	0.24%	0.23%	0.22%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$164,706	$184,726	$301,469	$473,934	$562,618	$651,474
Portfolio turnover	31%	61%	64%	54%	91%	78%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50%, 2.50%, 2.50% and 2.50% after taking into account these expense reductions for the six months ended April 30, 2013 and for the years ended October 31, 2012, 2011, 2010, 2009 and 2008, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$4.94	$4.64	$4.97	$4.00	$3.62	$6.75
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.07)[1]	(0.08)[1]	(0.01)[1]	(0.02)[1]	(0.06)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.69	0.46	(0.24)	0.98	0.40	(2.44)
TOTAL FROM INVESTMENT OPERATIONS	0.67	0.39	(0.32)	0.97	0.38	(2.50)
Less Distributions:
Distributions from net investment income	—	—	(0.01)	—	—	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.42)	(0.09)	(0.00)[2]	—	—	(0.63)
TOTAL DISTRIBUTIONS	(0.42)	(0.09)	(0.01)	—	—	(0.63)
Net Asset Value, End of Period	$5.19	$4.94	$4.64	$4.97	$4.00	$3.62
Total Return[3]	14.85%	8.72%	(6.53)%	24.25%	10.50%	(40.60)%
Ratios to Average Net Assets:
Net expenses	2.50%[4,5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]
Net expenses excluding dividends and other expenses related to short sales	2.50%[4,5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]	2.50%[5]
Net investment income (loss)	(1.00)%[4]	(1.52)%	(1.53)%	(0.19)%	(0.67)%	(1.11)%
Expense waiver/reimbursement[6]	0.22%[4]	0.23%	0.24%	0.23%	0.22%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$394,520	$392,886	$494,457	$680,501	$656,086	$707,980
Portfolio turnover	31%	61%	64%	54%	91%	78%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50%, 2.50%, 2.50% and 2.50% after taking into account these expense reductions for the six months ended April 30, 2013 and for the years ended October 31, 2012, 2011, 2010, 2009 and 2008, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2013 (unaudited)
Assets:
Total investment in securities, at value including $150,393,382 of securities loaned, $277,201,186 of investment in an affiliated holding and $698,780,014 of investment in affiliated companies (Note 5) (identified cost $4,046,890,411)		$5,752,154,218
Cash		1,115,532
Cash denominated in foreign currencies (identified cost $1,393,285)		1,399,161
Income receivable		6,573,437
Receivable for investments sold		63,375,775
Receivable for shares sold		2,886,857
TOTAL ASSETS		5,827,504,980
Liabilities:
Payable for investments purchased	$33,818,306
Payable for shares redeemed	7,050,476
Unrealized depreciation on foreign exchange contracts	19,899
Payable for daily variation margin	136,000
Payable for collateral due to broker for securities lending	154,204,374
Payable for capital gains taxes withheld	2,468,463
Payable to adviser (Note 5)	1,713
Payable for transfer and dividend disbursing agent fees and expenses	1,537,178
Payable for Directors'/Trustees' fees (Note 5)	2,045
Payable for distribution services fee (Note 5)	947,360
Payable for shareholder services fee (Note 5)	2,657,904
Accrued expenses (Note 5)	462,741
TOTAL LIABILITIES		203,306,459
Net assets for 1,012,000,434 shares outstanding		$5,624,198,521
Net Assets Consist of:
Paid-in capital		$3,713,928,766
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		1,702,633,221
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		274,115,251
Distributions in excess of net investment income		(66,478,717)
TOTAL NET ASSETS		$5,624,198,521
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,012,039,748 ÷ 359,430,742 shares outstanding), no par value, unlimited shares authorized	$5.60
Offering price per share (100/94.50 of $5.60)	$5.93
Redemption proceeds per share	$5.60
Class B Shares:
Net asset value per share ($164,706,106 ÷ 31,697,899 shares outstanding), no par value, unlimited shares authorized	$5.20
Offering price per share	$5.20
Redemption proceeds per share (94.50/100 of $5.20)	$4.91
Class C Shares:
Net asset value per share ($394,520,152 ÷ 75,954,087 shares outstanding), no par value, unlimited shares authorized	$5.19
Offering price per share	$5.19
Redemption proceeds per share (99.00/100 of $5.19)	$5.14
Class R Shares:
Net asset value per share ($3,052,932,515 ÷ 544,917,706 shares outstanding), no par value, unlimited shares authorized	$5.60
Offering price per share	$5.60
Redemption proceeds per share (99.80/100 of $5.60)	$5.59
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2013 (unaudited)
Investment Income:
Dividends (including $76,479 received from an affiliated holding and $3,890,710 received from affiliated companies (Note 5) and net of foreign taxes withheld of $1,266,147)		$38,984,063
Interest (including income on securities loaned of $720,771)		1,273,321
TOTAL INCOME		40,257,384
Expenses:
Investment adviser fee (Note 5)	$38,556,102
Administrative fee (Note 5)	2,110,408
Custodian fees	1,108,184
Transfer and dividend disbursing agent fees and expenses (Note 2)	4,113,189
Directors'/Trustees' fees (Note 5)	18,801
Auditing fees	19,365
Legal fees	4,583
Portfolio accounting fees	102,763
Distribution services fee (Note 5)	11,804,623
Shareholder services fee (Note 5)	6,751,853
Account administration fee (Note 2)	12,375
Share registration costs	44,862
Printing and postage	227,764
Insurance premiums (Note 5)	6,944
Miscellaneous (Note 5)	28,713
Interest expense	906
TOTAL EXPENSES	64,911,435
Semi-Annual Shareholder Report

Statement of Operations–continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(4,058,537)
Waiver of distribution services fee (Note 5)	(6,365,784)
Reimbursement of shareholder services fee (Note 5)	(59,893)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(28,427)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(10,512,641)
Net expenses			$54,398,794
Net investment income (loss)			(14,141,410)
Realized and Unrealized Gain on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $13,838,744 in sales of investments in affiliated companies (Note 5))			315,833,394
Net realized loss on futures contracts			(1,278,910)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including foreign taxes withheld of $1,216,798)			472,412,981
Net change in unrealized depreciation of futures contracts			(1,633,360)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			785,334,105
Change in net assets resulting from operations			$771,192,695
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2013	Year Ended 10/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(14,141,410)	$(58,265,838)
Net realized gain on investments, futures contracts and foreign currency transactions	314,554,484	420,311,646
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	470,779,621	140,388,725
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	771,192,695	502,434,533
Distributions to Shareholders:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(149,220,635)	(37,360,604)
Class B Shares	(14,693,842)	(5,896,217)
Class C Shares	(32,449,688)	(9,766,246)
Class R Shares	(224,432,833)	(56,939,036)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(420,796,998)	(109,962,103)
Share Transactions:
Proceeds from sale of shares	218,826,346	695,512,067
Net asset value of shares issued to shareholders in payment of distributions declared	395,978,641	103,024,246
Cost of shares redeemed	(695,554,080)	(1,633,547,746)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(80,749,093)	(835,011,433)
Change in net assets	269,646,604	(442,539,003)
Net Assets:
Beginning of period	5,354,551,917	5,797,090,920
End of period (including accumulated net investment income (loss) of $(66,478,717) and $(52,337,307), respectively)	$5,624,198,521	$5,354,551,917
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2013 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class R Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Semi-Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended April 30, 2013, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Account Administration Fees Incurred
Class A Shares	$1,584,497	$11,117
Class B Shares	140,493	—
Class C Shares	316,673	1,258
Class R Shares	2,071,526	—
TOTAL	$4,113,189	$12,375
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value short futures contracts held by the Fund throughout the period was $22,625,543. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $6,090 and $10,321, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of April 30, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$150,393,382	$154,204,374
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$1,871,884
Denovo Ventures I LP	3/9/2000	$2,888,396	$507,529
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$268,964	$680,794
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$308,335
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC, Class A and B	6/30/2000	$712,054	$0
Peachtree Open Networks	10/5/2000	$892,599	$0
Peachtree Velquest	9/14/2000	$494,382	$337,700
Sensable Technologies, Inc.	10/15/2004	$0	$0
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	$1,633,360*
Foreign exchange contracts	Payable for foreign exchange contracts	$19,899
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,653,259
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Equity contracts	$(1,278,910)	$—	$(1,278,910)
Foreign exchange contracts	—	104,128	104,128
TOTAL	$(1,278,910)	$104,128	$(1,174,782)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Equity contracts	$(1,633,360)	$—	$(1,633,360)
Foreign exchange contracts	—	(19,481)	(19,481)
TOTAL	$(1,633,360)	$(19,481)	$(1,652,841)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	28,432,827	$149,291,284	101,325,201	$517,640,174
Shares issued to shareholders in payment of distributions declared	29,092,401	141,098,145	7,318,704	34,837,031
Shares redeemed	(57,737,504)	(304,791,780)	(155,265,119)	(788,003,375)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(212,276)	$(14,402,351)	(46,621,214)	$(235,526,170)
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	892,075	$4,367,864	1,821,412	$8,869,192
Shares issued to shareholders in payment of distributions declared	3,059,087	13,796,485	1,223,197	5,467,692
Shares redeemed	(9,624,042)	(47,488,618)	(30,641,240)	(147,053,853)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(5,672,880)	$(29,324,269)	(27,596,631)	$(132,716,969)
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,514,398	$16,810,086	4,989,635	$24,006,713
Shares issued to shareholders in payment of distributions declared	5,868,743	26,468,031	1,739,345	7,774,872
Shares redeemed	(12,945,968)	(63,279,213)	(33,800,648)	(161,486,802)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(3,562,827)	$(20,001,096)	(27,071,668)	$(129,705,217)
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	9,168,728	$48,357,112	28,537,282	$144,995,988
Shares issued to shareholders in payment of distributions declared	44,159,667	214,615,980	11,542,994	54,944,651
Shares redeemed	(53,333,051)	(279,994,469)	(104,394,919)	(537,003,716)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(4,656)	$(17,021,377)	(64,314,643)	$(337,063,077)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,452,639)	$(80,749,093)	(165,604,156)	$(835,011,433)
Semi-Annual Shareholder Report

Redemption Fee
The Fund's Class R Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees; postage; printing; telephone; and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2013 and the year ended October 31, 2012, redemption fees of $355,920 and $649,922 were allocated to cover the cost of redemptions.
4. FEDERAL TAX INFORMATION
At April 30, 2013, the cost of investments for federal tax purposes was $4,046,890,411. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $1,705,263,807. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,770,699,590 and net unrealized depreciation from investments for those securities having an excess of cost over value of $65,435,783.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Pursuant to the settlement of certain litigation, the Adviser has agreed, for a period continuing through June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also as part of the settlement agreement, effective July 1, 2012 and continuing through June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund's net assets exceed eight, nine, ten or twelve billion dollars, respectively. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, the Adviser voluntarily waived $3,813,628 of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2013, the Sub-Adviser earned a fee of $31,791,873.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$2,422,551	$(1,158,108)
Class B Shares	643,992	—
Class C Shares	1,452,160	(134,556)
Class R Shares	7,285,920	(5,073,120)
TOTAL	$11,804,623	$(6,365,784)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2013, FSC retained $3,102,505 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2013, FSC retained $49,631 in sales charges from the sale of Class A Shares. FSC also retained $440 of CDSC relating to redemptions of Class A Shares and $48,027 relating to redemptions of Class B Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $9,318 of Service Fees for the six months ended April 30, 2013. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$2,411,434	$—
Class B Shares	214,664	(59,893)
Class C Shares	482,795	—
Class R Shares	3,642,960	—
TOTAL	$6,751,853	$(59,893)
For the six months ended April 30, 2013, FSSC received $2,434,136 of fees paid by the Fund.
Commitments and Contingencies
In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2013, the Fund had total commitments to limited partnerships and limited liability companies of $34,683,400; of this amount, $33,577,120 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $1,106,280.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2014; or (b) the date of the
Semi-Annual Shareholder Report

Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,225,126 and $21,548,086, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2013, were as follows:
Affiliates	Balance of Shares Held 10/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2013	Value	Dividend Income
CETIP SA- Mercados Organizado	21,638,901	111,100	(1,087,001)	20,663,000	$244,041,829	$3,890,710
*Conceptus, Inc.	1,725,460	—	(295,166)	1,430,294	44,353,417	—
Corcept Therapeutics, Inc.	9,430,000	—	—	9,430,000	16,691,000	—
Corcept Therapeutics, Inc., 3/29/2015	797,358	—	—	797,358	861,944	—
Dexcom, Inc.	7,500,000	37,500	—	7,537,500	123,690,375	—
Dexcom, Inc.	126,065	—	—	126,065	2,068,727	—
Dyax Corp.	17,962,000	—	—	17,962,000	49,395,500	—
ExamWorks Group, Inc.	3,920,000	80,000	—	4,000,000	72,400,000	—
*Insulet Corp.	2,383,454	25,000	(1,557,681)	850,773	21,473,511	—
*Insulet Corp., Conv. Bond, 3.75, 6/15/2016	14,630,000	—	—	14,630,000	17,268,082	—
*Insulet Corp., Conv. Bond, 5.375, 6/15/2013	12,670,000	—	(12,670,000)	—	—	—
Semi-Annual Shareholder Report

Affiliates	Balance of Shares Held 10/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2013	Value	Dividend Income
Progenics Pharmaceuticals, Inc.	5,246,193	3,198,807	—	8,445,000	38,847,000	—
Protalix Biotherapeutics, Inc.	6,706,495	350,000	(353,183)	6,703,312	38,007,779	—
RPX Corp.	2,421,000	429,000	—	2,850,000	38,218,500	—
Repligen Corp.	2,700,000	—	—	2,700,000	24,192,000	—
*Sensable Technologies, Inc.	3,751,199	—	—	3,751,199	—	—
Soteira, Inc.	959,018	—	—	959,018	—	—
*TNS, Inc.	2,690,069	—	(2,690,069)	—	—	—
Vical, Inc.	3,000,000	2,267,435	—	5,267,435	19,436,835	—
Zogenix, Inc.	16,500,000	—	—	16,500,000	28,545,000	—
Zogenix, Inc., 7/27/2017	7,425,000	—	—	7,425,000	2,383,425	—
TOTAL OF AFFILIATED COMPANIES	144,182,212	6,498,842	(18,653,100)	132,027,954	$781,874,924	$3,890,710
*	At April 30, 2013, the Fund no longer has ownership of at least 5% of the voting shares.
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2013, the Adviser reimbursed $244,909. Transactions involving the affiliated holding during the six months ended April 30, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2012	606,024,453
Purchases/Additions	1,888,646,849
Sales/Reductions	(2,217,470,116)
Balance of Shares Held 4/30/2013	277,201,186
Value	$277,201,186
Dividend Income	$76,479
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2013, the Fund's expenses were reduced by $28,427 under these arrangements.
Semi-Annual Shareholder Report

7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2013, were as follows:
Purchases	$1,629,027,418
Sales	$2,056,672,747
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At April 30, 2013, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	73.6%
Bermuda	4.9%
Netherlands	3.8%
Luxembourg	2.9%
Ireland	2.5%
Italy	2.4%
Spain	2.3%
United Kingdom	1.0%
Cayman Islands	0.8%
Israel	0.8%
India	0.7%
Mexico	0.5%
Denmark	0.4%
Belgium	0.3%
Colombia	0.2%
Singapore	0.2%
Philippines	0.1%
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,152.50	$10.41
Class B Shares	$1,000	$1,150.80	$13.33
Class C Shares	$1,000	$1,148.50	$13.32
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.12	$9.74
Class B Shares	$1,000	$1,012.40	$12.47
Class C Shares	$1,000	$1,012.40	$12.47
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
Federated kaufmann fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and
Semi-Annual Shareholder Report

their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time. In this regard, the Senior Officer's Evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to
Semi-Annual Shareholder Report

manage than other Federated equity funds and that the Fund has for long periods in the past been significantly and consistently above median in its investment performance. The Board agreed to monitor future developments and review changes in industry practices or competitive initiatives.
The Board also considered that on April 28, 2011, the adviser reached a final settlement to resolve the consolidated cases involving the fees being charged to the Federated Kaufmann Fund.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172677
CUSIP 314172669
CUSIP 314172651
26667 (6/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2013
Share Class	Ticker
R	KAUFX

Federated Kaufmann Fund
Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2013, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	27.9%
Financials	17.0%
Industrials	17.0%
Information Technology	12.9%
Consumer Discretionary	11.8%
Materials	5.0%
Energy	3.0%
Telecommunication Services	1.3%
Utilities	0.8%
Consumer Staples	0.6%
U.S. Treasury Securities	0.1%
Securities Lending Collateral[2]	2.7%
Cash Equivalents[3]	2.2%
Other Assets and Liabilities—Net[4]	(2.3)%
TOTAL	100.0%
1	Except for U.S. Treasury Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2013 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—96.8%
		Consumer Discretionary—11.8%
2,475,000	[1]	D.R. Horton, Inc.	$64,548,000
5,000,000		L'Occitane International SA	14,497,143
991,400		Las Vegas Sands Corp.	55,766,250
26,059,800	[2]	Melco Crown (Philippines) Resorts Corp.	7,825,538
962,800	[2]	Melco PBL Entertainment (Macau) Ltd., ADR	23,694,508
28,380,612		NagaCorp Limited	22,601,648
700,000		National CineMedia, Inc.	11,368,000
360,000	[2]	Penn National Gaming, Inc.	21,078,000
11,400,000		Prada Holding SpA	101,510,924
35,125	[2]	Priceline.com, Inc.	24,446,649
60,536,964		Samsonite International SA	148,843,163
523,495	[2]	Shutterfly, Inc.	23,311,232
985,800		Starbucks Corp.	59,976,072
208,488	[2]	Taylor Morrison Home Corp., Class A	5,374,821
400,000		Whirlpool Corp.	45,712,000
1,894,333	[1,2]	Yoox SpA	35,575,031
		TOTAL	666,128,979
		Consumer Staples—0.6%
558,593		Almacenes Exito S.A.	9,157,438
677,400		ConAgra Foods, Inc.	23,959,638
		TOTAL	33,117,076
		Energy—3.0%
705,000	[2]	Cobalt International Energy	19,697,700
74,700	[1]	Core Laboratories NV	10,815,066
1,518,000		Halliburton Co.	64,924,860
1,510,000		HollyFrontier Corp.	74,669,500
		TOTAL	170,107,126
		Financials—17.0
5,470,000	[2]	American International Group, Inc.	226,567,400
300,000		BlackRock, Inc.	79,950,000
20,663,000	[3]	CETIP SA-Mercados Organizado	244,041,829
15,096,518		Direct Line Insurance Group PLC	47,486,601
2,851,260		EverBank Financial Corp.	45,620,160
1	[2,4,5]	FA Private Equity Fund IV LP	680,794
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
3,888,100		Fibra Uno Administracion SA	$14,941,053
2,582,000		Housing Development Finance Corp. Ltd.	40,612,284
1	[2,4,5]	Infrastructure Fund	0
2,000,000		JPMorgan Chase & Co.	98,020,000
220,000		Jones Lang LaSalle, Inc.	21,784,400
1,168,400		Multiplan Empreendimentos Imobiliarios SA	33,351,155
1	[4,5]	Peachtree Leadscope LLC, Class A and B	0
5,065,300	[2]	TF Administradora Industrial	12,076,825
2,385,000		Wells Fargo & Co.	90,582,300
		TOTAL	955,714,801
		Health Care—27.4%
4,555,200	[2]	Alkermes, Inc.	139,434,672
600,000		Allergan, Inc.	68,130,000
900,000	[1,2]	Amarin Corporation PLC, ADR	6,669,000
1	[4,5]	Apollo Investment Fund V	1,871,884
2,200,000	[1,2]	Ariad Pharmaceuticals, Inc.	39,314,000
485,000	[2]	Biogen Idec, Inc.	106,181,050
1,430,294	[1,2]	Conceptus, Inc.	44,353,417
9,430,000	[2,3]	Corcept Therapeutics, Inc.	16,691,100
2,020,000	[2]	Cubist Pharmaceuticals, Inc.	92,758,400
1	[4,5]	Denovo Ventures I LP	507,529
7,537,500	[2,3]	Dexcom, Inc.	123,690,375
126,065	[2,3]	Dexcom, Inc.	2,068,727
17,962,000	[2,3]	Dyax Corp.	49,395,500
4,000,000	[1,2,3]	ExamWorks Group, Inc.	72,400,000
2,600,000	[2]	Express Scripts Holding Co.	154,362,000
437,855	[2]	Fluidigm Corp.	7,373,478
573,300	[2]	Galapagos NV	14,986,903
2,797,000	[1,2]	Gilead Sciences, Inc.	141,640,080
337,911	[2]	Heartware International, Inc.	32,844,949
850,773	[1,2]	Insulet Corp.	21,473,511
4,049	[2]	Intuitive Surgical, Inc.	1,993,282
1	[4,5]	Latin Healthcare Fund	308,335
5,300,000	[1,2]	Nektar Therapeutics	57,452,000
708,171	[2]	NuVasive, Inc.	14,850,346
1	[4,5]	Peachtree Velquest	337,700
8,445,000	[2,3]	Progenics Pharmaceuticals, Inc.	38,847,000
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
6,703,312	[1,2,3]	Protalix Biotherapeutics, Inc.	$38,007,779
332,200	[2]	Puma Biotechnology, Inc.	10,690,196
2,700,000	[2,3]	Repligen Corp.	24,192,000
2,000,000	[2]	Salix Pharmaceuticals Ltd.	104,580,000
1,028,300	[1,2]	Seattle Genetics, Inc.	37,995,685
959,018	[2,3,5]	Soteira, Inc.	0
24,551	[2]	Theravance, Inc.	828,596
1,767,000	[1,2]	Threshold Pharmaceuticals, Inc., Class THL	8,516,940
5,267,435	[1,2,3]	Vical, Inc.	19,436,835
1,350,000	[1,2]	Vivus, Inc.	17,941,500
16,500,000	[2,3]	Zogenix, Inc.	28,545,000
		TOTAL	1,540,669,769
		Industrials—17.0%
300,000		Boeing Co.	27,423,000
1,185,000		Chicago Bridge & Iron Co., N.V.	63,741,150
857,800		DSV, De Sammensluttede Vognmad AS	21,592,358
991,300		Danaher Corp.	60,409,822
1,770,000		Expeditors International Washington, Inc.	63,596,100
343,000		Flowserve Corp.	54,235,160
1,066,700	[2]	Fortune Brands Home & Security, Inc.	38,817,213
330,714	[2]	IHS, Inc., Class A	32,221,465
560,000		Kansas City Southern Industries, Inc.	61,079,200
3,528,300	[2]	MRC Global, Inc.	105,672,585
475,000		MSC Industrial Direct Co.	37,430,000
205,000		Precision Castparts Corp.	39,214,450
500,000	[2]	Quanta Services, Inc.	13,740,000
2,850,000	[2,3]	RPX Corp.	38,218,500
50,000		Roper Industries, Inc.	5,982,500
466,634		Ryder System, Inc.	27,097,437
1,025,000	[2]	Spirit Airlines, Inc.	27,367,500
242,300	[2]	Teledyne Technologies, Inc.	18,187,038
1,500,000		Trinity Industries, Inc.	63,315,000
1,500,000	[2]	Verisk Analytics, Inc.	91,935,000
600,000		Wabtec Corp.	62,964,000
		TOTAL	954,239,478
		Information Technology—12.9%
3,213,500		Amadeus IT Holding SA	94,860,736
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
395,000		Avago Technologies Ltd.	$12,624,200
458,300	[2]	Check Point Software Technologies Ltd.	21,365,946
447,500	[2]	CoStar Group, Inc.	48,513,475
1,085,000	[2]	eBay, Inc.	56,843,150
1,059,322	[4,5]	Expand Networks Ltd.	0
395,000	[1,2]	IPG Photonics Corp.	25,153,600
2,500,000	[2]	Microsemi Corp.	52,000,000
2,140,523	[2]	Moneygram International, Inc.	35,340,034
1,350,000	[2]	NCR Corp.	36,814,500
1,687,418	[2]	NIC, Inc.	28,416,119
2,200,000	[2]	NXP Semiconductors NV	60,610,000
1	[4,5]	Peachtree Open Networks	0
1,100,000		Qualcomm, Inc.	67,782,000
1,423,600	[2]	RADWARE Ltd.	21,339,764
440,000	[1,2]	Salesforce.com, Inc.	18,088,400
3,751,199	[4,5]	Sensable Technologies, Inc.	0
850,000	[1,2]	ServiceNow, Inc.	34,816,000
763,687	[2]	Tyler Technologies, Inc.	48,295,566
2,465,000	[1,2]	Vantiv, Inc.	55,536,450
100,000	[2]	Workday, Inc.	6,265,000
		TOTAL	724,664,940
		Materials—5.0%
377,700		Celanese Corp.	18,662,157
4,853,000	[2]	Cemex Latam Hldgs SA	34,035,894
646,458		Eagle Materials, Inc.	43,797,530
1,275,000		LyondellBasell Industries NV	77,392,500
345,000		Sherwin-Williams Co.	63,172,950
520,000	[1]	Westlake Chemical Corp.	43,232,800
		TOTAL	280,293,831
		Telecommunication Services—1.3%
285,000	[2]	Crown Castle International Corp.	21,945,000
1,880,000	[1,2]	TW Telecom, Inc.	50,910,400
		TOTAL	72,855,400
		Utilities—0.8%
492,200		ITC Holdings Corp.	45,390,684
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,746,923,739)	5,443,182,084
Semi-Annual Shareholder Report
5

Shares or Principal Amount			Value
		WARRANTS—0.2%
		Health Care—0.2%
382,897	[2]	Alexza Pharmaceuticals, Inc., 10/5/2016	$108,858
797,358	[2,3]	Corcept Therapeutics, Inc., 3/29/2015	861,944
242,091	[2]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	14,186
2,750,000	[2]	Dynavax Technologies Corp., 4/16/2015	3,528,525
1,713,798	[2]	Threshold Pharmaceuticals, Inc., 10/15/2014	5,206,004
7,425,000	[2,3,5]	Zogenix, Inc., 7/27/2017	2,383,425
		TOTAL WARRANTS (IDENTIFIED COST $735,768)	12,102,942
		Preferred Stock—0.0%
		Information Technology—0.0%
679,348	[2,4,5]	Multiplex, Inc., Pfd., Series C (IDENTIFIED COST $5,000,001)	0
		Corporate Bond—0.3%
		Health Care—0.3%
$14,630,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016 (IDENTIFIED COST $14,630,000)	17,268,082
		U.S. Treasury—0.1%
		U.S. Treasury Bills—0.1%
1,200,000	[6,7]	United States Treasury Bill, 0.095%, 6/13/2013	1,199,971
1,200,000	[6,7]	United States Treasury Bill, 0.065%, 7/11/2013	1,199,953
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,399,717)	2,399,924
		MUTUAL FUND—4.9%
277,201,186	[3,8,9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11% (AT NET ASSET VALUE)	277,201,186
		TOTAL INVESTMENTS—102.3% (IDENTIFIED COST $4,046,890,411)[10]	5,752,154,218
		OTHER ASSETS AND LIABILITIES - NET—(2.3)%[11]	(127,955,697)
		TOTAL NET ASSETS—100%	$5,624,198,521
At April 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P 500 E-mini Index Short Futures	680	$54,134,800	June 2013	$(1,633,360)
Semi-Annual Shareholder Report
6

At April 30, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
5/1/2013	3,070,190 Pound Sterling	$4,754,803	$(14,276)
5/2/2013	1,373,919 Pound Sterling	$2,128,942	$(5,234)
5/3/2013	1,285,574 Pound Sterling	$1,996,557	$(389)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(19,899)
Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Non-income producing security.
3	Affiliated companies and holdings.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2013, these restricted securities amounted to $3,706,242, which represented 0.1% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “ Trustees”).
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Discount rate at time of purchase.
8	7-day net yield.
9	All or a portion of this security is held as collateral for securities lending.
10	Also represents cost for federal tax purposes.
11	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
7

The following is a summary of the inputs used, as of April 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,103,792,513	$—	$3,706,242	$4,107,498,755
International	1,335,683,329	—	—	1,335,683,329
Preferred Stock
Domestic	—	—	0	0
Debt Securities:
Corporate Bonds	—	17,268,082	—	17,268,082
Warrants	—	9,719,517	2,383,425	12,102,942
U.S. Treasury	—	2,399,924	—	2,399,924
Mutual Fund	277,201,186	—	—	277,201,186
TOTAL SECURITIES	$5,716,677,028	$29,387,523	$6,089,667	$5,752,154,218
OTHER FINANCIAL INSTRUMENTS*	$(1,633,360)	$(19,899)	$—	$(1,653,259)
*	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$5.28	$4.93	$5.27	$4.23	$3.81	$7.03
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	(0.05)[1]	(0.05)[1]	0.02[1]	(0.00)[1,2]	(0.03)[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, short sales and foreign currency transactions	0.75	0.49	(0.26)	1.03	0.42	(2.56)
TOTAL FROM INVESTMENT OPERATIONS	0.74	0.44	(0.31)	1.05	0.42	(2.59)
Less Distributions:
Distributions from net investment income	—	—	(0.03)	(0.01)	—	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.42)	(0.09)	(0.00)[2]	—	—	(0.63)
TOTAL DISTRIBUTIONS	(0.42)	(0.09)	(0.03)	(0.01)	—	(0.63)
Net Asset Value, End of Period	$5.60	$5.28	$4.93	$5.27	$4.23	$3.81
Total Return[3]	15.24%	9.23%	(5.88)%	24.81%	11.02%	(40.23)%
Ratios to Average Net Assets:
Net expenses	1.95%[4,5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]
Net expenses excluding dividends and other expenses related to short sales	1.95%[4,5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]	1.95%[5]
Net investment income (loss)	(0.47)%[4]	(0.97)%	(0.99)%	0.39%	(0.12)%	(0.56)%
Expense waiver/reimbursement[6]	0.50%[4]	0.52%	0.54%	0.54%	0.53%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,052,933	$2,878,476	$3,001,225	$3,621,789	$3,168,922	$3,051,697
Portfolio turnover	31%	61%	64%	54%	91%	78%
Semi-Annual Shareholder Report
9

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95%, 1.95%, 1.95% and 1.95% after taking into account these expense reductions for the six months ended April 30, 2013 and for the years ended October 31, 2012, 2011, 2010, 2009 and 2008, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
April 30, 2013 (unaudited)
Assets:
Total investment in securities, at value including $150,393,382 of securities loaned, $277,201,186 of investment in an affiliated holding and $698,780,014 of investment in affiliated companies (Note 5) (identified cost $4,046,890,411)		$5,752,154,218
Cash		1,115,532
Cash denominated in foreign currencies (identified cost $1,393,285)		1,399,161
Income receivable		6,573,437
Receivable for investments sold		63,375,775
Receivable for shares sold		2,886,857
TOTAL ASSETS		5,827,504,980
Liabilities:
Payable for investments purchased	$33,818,306
Payable for shares redeemed	7,050,476
Unrealized depreciation on foreign exchange contracts	19,899
Payable for daily variation margin	136,000
Payable for collateral due to broker for securities lending	154,204,374
Payable for capital gains taxes withheld	2,468,463
Payable to adviser (Note 5)	1,713
Payable for transfer and dividend disbursing agent fees and expenses	1,537,178
Payable for Directors'/Trustees' fees (Note 5)	2,045
Payable for distribution services fee (Note 5)	947,360
Payable for shareholder services fee (Note 5)	2,657,904
Accrued expenses (Note 5)	462,741
TOTAL LIABILITIES		203,306,459
Net assets for 1,012,000,434 shares outstanding		$5,624,198,521
Net Assets Consist of:
Paid-in capital		$3,713,928,766
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		1,702,633,221
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		274,115,251
Distributions in excess of net investment income		(66,478,717)
TOTAL NET ASSETS		$5,624,198,521
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,012,039,748 ÷ 359,430,742 shares outstanding), no par value, unlimited shares authorized	$5.60
Offering price per share (100/94.50 of $5.60)	$5.93
Redemption proceeds per share	$5.60
Class B Shares:
Net asset value per share ($164,706,106 ÷ 31,697,899 shares outstanding), no par value, unlimited shares authorized	$5.20
Offering price per share	$5.20
Redemption proceeds per share (94.50/100 of $5.20)	$4.91
Class C Shares:
Net asset value per share ($394,520,152 ÷ 75,954,087 shares outstanding), no par value, unlimited shares authorized	$5.19
Offering price per share	$5.19
Redemption proceeds per share (99.00/100 of $5.19)	$5.14
Class R Shares:
Net asset value per share ($3,052,932,515 ÷ 544,917,706 shares outstanding), no par value, unlimited shares authorized	$5.60
Offering price per share	$5.60
Redemption proceeds per share (99.80/100 of $5.60)	$5.59
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended April 30, 2013 (unaudited)
Investment Income:
Dividends (including $76,479 received from an affiliated holding and $3,890,710 received from affiliated companies (Note 5) and net of foreign taxes withheld of $1,266,147)		$38,984,063
Interest (including income on securities loaned of $720,771)		1,273,321
TOTAL INCOME		40,257,384
Expenses:
Investment adviser fee (Note 5)	$38,556,102
Administrative fee (Note 5)	2,110,408
Custodian fees	1,108,184
Transfer and dividend disbursing agent fees and expenses (Note 2)	4,113,189
Directors'/Trustees' fees (Note 5)	18,801
Auditing fees	19,365
Legal fees	4,583
Portfolio accounting fees	102,763
Distribution services fee (Note 5)	11,804,623
Shareholder services fee (Note 5)	6,751,853
Account administration fee (Note 2)	12,375
Share registration costs	44,862
Printing and postage	227,764
Insurance premiums (Note 5)	6,944
Miscellaneous (Note 5)	28,713
Interest expense	906
TOTAL EXPENSES	64,911,435
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Statement of Operations–continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(4,058,537)
Waiver of distribution services fee (Note 5)	(6,365,784)
Reimbursement of shareholder services fee (Note 5)	(59,893)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(28,427)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(10,512,641)
Net expenses			$54,398,794
Net investment income (loss)			(14,141,410)
Realized and Unrealized Gain on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $13,838,744 in sales of investments in affiliated companies (Note 5))			315,833,394
Net realized loss on futures contracts			(1,278,910)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including foreign taxes withheld of $1,216,798)			472,412,981
Net change in unrealized depreciation of futures contracts			(1,633,360)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			785,334,105
Change in net assets resulting from operations			$771,192,695
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2013	Year Ended 10/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(14,141,410)	$(58,265,838)
Net realized gain on investments, futures contracts and foreign currency transactions	314,554,484	420,311,646
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	470,779,621	140,388,725
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	771,192,695	502,434,533
Distributions to Shareholders:
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(149,220,635)	(37,360,604)
Class B Shares	(14,693,842)	(5,896,217)
Class C Shares	(32,449,688)	(9,766,246)
Class R Shares	(224,432,833)	(56,939,036)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(420,796,998)	(109,962,103)
Share Transactions:
Proceeds from sale of shares	218,826,346	695,512,067
Net asset value of shares issued to shareholders in payment of distributions declared	395,978,641	103,024,246
Cost of shares redeemed	(695,554,080)	(1,633,547,746)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(80,749,093)	(835,011,433)
Change in net assets	269,646,604	(442,539,003)
Net Assets:
Beginning of period	5,354,551,917	5,797,090,920
End of period (including accumulated net investment income (loss) of $(66,478,717) and $(52,337,307), respectively)	$5,624,198,521	$5,354,551,917
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2013 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
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more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended April 30, 2013, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Account Administration Fees Incurred
Class A Shares	$1,584,497	$11,117
Class B Shares	140,493	—
Class C Shares	316,673	1,258
Class R Shares	2,071,526	—
TOTAL	$4,113,189	$12,375
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value short futures contracts held by the Fund throughout the period was $22,625,543. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $6,090 and $10,321, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of April 30, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$150,393,382	$154,204,374
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$1,871,884
Denovo Ventures I LP	3/9/2000	$2,888,396	$507,529
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$268,964	$680,794
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$308,335
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC, Class A and B	6/30/2000	$712,054	$0
Peachtree Open Networks	10/5/2000	$892,599	$0
Peachtree Velquest	9/14/2000	$494,382	$337,700
Sensable Technologies, Inc.	10/15/2004	$0	$0
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	$1,633,360*
Foreign exchange contracts	Payable for foreign exchange contracts	$19,899
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,653,259
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Equity contracts	$(1,278,910)	$—	$(1,278,910)
Foreign exchange contracts	—	104,128	104,128
TOTAL	$(1,278,910)	$104,128	$(1,174,782)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Equity contracts	$(1,633,360)	$—	$(1,633,360)
Foreign exchange contracts	—	(19,481)	(19,481)
TOTAL	$(1,633,360)	$(19,481)	$(1,652,841)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	28,432,827	$149,291,284	101,325,201	$517,640,174
Shares issued to shareholders in payment of distributions declared	29,092,401	141,098,145	7,318,704	34,837,031
Shares redeemed	(57,737,504)	(304,791,780)	(155,265,119)	(788,003,375)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(212,276)	$(14,402,351)	(46,621,214)	$(235,526,170)
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	892,075	$4,367,864	1,821,412	$8,869,192
Shares issued to shareholders in payment of distributions declared	3,059,087	13,796,485	1,223,197	5,467,692
Shares redeemed	(9,624,042)	(47,488,618)	(30,641,240)	(147,053,853)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(5,672,880)	$(29,324,269)	(27,596,631)	$(132,716,969)
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,514,398	$16,810,086	4,989,635	$24,006,713
Shares issued to shareholders in payment of distributions declared	5,868,743	26,468,031	1,739,345	7,774,872
Shares redeemed	(12,945,968)	(63,279,213)	(33,800,648)	(161,486,802)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(3,562,827)	$(20,001,096)	(27,071,668)	$(129,705,217)
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	9,168,728	$48,357,112	28,537,282	$144,995,988
Shares issued to shareholders in payment of distributions declared	44,159,667	214,615,980	11,542,994	54,944,651
Shares redeemed	(53,333,051)	(279,994,469)	(104,394,919)	(537,003,716)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(4,656)	$(17,021,377)	(64,314,643)	$(337,063,077)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,452,639)	$(80,749,093)	(165,604,156)	$(835,011,433)
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Redemption Fee
The Fund's Class R Shares imposes a redemption fee of 0.20% on the redemption price of the Fund's Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees; postage; printing; telephone; and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2013 and the year ended October 31, 2012, redemption fees of $355,920 and $649,922 were allocated to cover the cost of redemptions.
4. FEDERAL TAX INFORMATION
At April 30, 2013, the cost of investments for federal tax purposes was $4,046,890,411. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $1,705,263,807. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,770,699,590 and net unrealized depreciation from investments for those securities having an excess of cost over value of $65,435,783.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Pursuant to the settlement of certain litigation, the Adviser has agreed, for a period continuing through June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also as part of the settlement agreement, effective July 1, 2012 and continuing through June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund's net assets exceed eight, nine, ten or twelve billion dollars, respectively. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, the Adviser voluntarily waived $3,813,628 of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2013, the Sub-Adviser earned a fee of $31,791,873.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$2,422,551	$(1,158,108)
Class B Shares	643,992	—
Class C Shares	1,452,160	(134,556)
Class R Shares	7,285,920	(5,073,120)
TOTAL	$11,804,623	$(6,365,784)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2013, FSC retained $3,102,505 of fees paid by the Fund.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2013, FSC retained $49,631 in sales charges from the sale of Class A Shares. FSC also retained $440 of CDSC relating to redemptions of Class A Shares and $48,027 relating to redemptions of Class B Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $9,318 of Service Fees for the six months ended April 30, 2013. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$2,411,434	$—
Class B Shares	214,664	(59,893)
Class C Shares	482,795	—
Class R Shares	3,642,960	—
TOTAL	$6,751,853	$(59,893)
For the six months ended April 30, 2013, FSSC received $2,434,136 of fees paid by the Fund.
Commitments and Contingencies
In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2013, the Fund had total commitments to limited partnerships and limited liability companies of $34,683,400; of this amount, $33,577,120 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $1,106,280.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2014; or (b) the date of the
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Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,225,126 and $21,548,086, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2013, were as follows:
Affiliates	Balance of Shares Held 10/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2013	Value	Dividend Income
CETIP SA- Mercados Organizado	21,638,901	111,100	(1,087,001)	20,663,000	$244,041,829	$3,890,710
*Conceptus, Inc.	1,725,460	—	(295,166)	1,430,294	44,353,417	—
Corcept Therapeutics, Inc.	9,430,000	—	—	9,430,000	16,691,000	—
Corcept Therapeutics, Inc., 3/29/2015	797,358	—	—	797,358	861,944	—
Dexcom, Inc.	7,500,000	37,500	—	7,537,500	123,690,375	—
Dexcom, Inc.	126,065	—	—	126,065	2,068,727	—
Dyax Corp.	17,962,000	—	—	17,962,000	49,395,500	—
ExamWorks Group, Inc.	3,920,000	80,000	—	4,000,000	72,400,000	—
*Insulet Corp.	2,383,454	25,000	(1,557,681)	850,773	21,473,511	—
*Insulet Corp., Conv. Bond, 3.75, 6/15/2016	14,630,000	—	—	14,630,000	17,268,082	—
*Insulet Corp., Conv. Bond, 5.375, 6/15/2013	12,670,000	—	(12,670,000)	—	—	—
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Affiliates	Balance of Shares Held 10/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2013	Value	Dividend Income
Progenics Pharmaceuticals, Inc.	5,246,193	3,198,807	—	8,445,000	38,847,000	—
Protalix Biotherapeutics, Inc.	6,706,495	350,000	(353,183)	6,703,312	38,007,779	—
RPX Corp.	2,421,000	429,000	—	2,850,000	38,218,500	—
Repligen Corp.	2,700,000	—	—	2,700,000	24,192,000	—
*Sensable Technologies, Inc.	3,751,199	—	—	3,751,199	—	—
Soteira, Inc.	959,018	—	—	959,018	—	—
*TNS, Inc.	2,690,069	—	(2,690,069)	—	—	—
Vical, Inc.	3,000,000	2,267,435	—	5,267,435	19,436,835	—
Zogenix, Inc.	16,500,000	—	—	16,500,000	28,545,000	—
Zogenix, Inc., 7/27/2017	7,425,000	—	—	7,425,000	2,383,425	—
TOTAL OF AFFILIATED COMPANIES	144,182,212	6,498,842	(18,653,100)	132,027,954	$781,874,924	$3,890,710
*	At April 30, 2013, the Fund no longer has ownership of at least 5% of the voting shares.
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2013, the Adviser reimbursed $244,909. Transactions involving the affiliated holding during the six months ended April 30, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2012	606,024,453
Purchases/Additions	1,888,646,849
Sales/Reductions	(2,217,470,116)
Balance of Shares Held 4/30/2013	277,201,186
Value	$277,201,186
Dividend Income	$76,479
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2013, the Fund's expenses were reduced by $28,427 under these arrangements.
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7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2013, were as follows:
Purchases	$1,629,027,418
Sales	$2,056,672,747
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At April 30, 2013, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	73.6%
Bermuda	4.9%
Netherlands	3.8%
Luxembourg	2.9%
Ireland	2.5%
Italy	2.4%
Spain	2.3%
United Kingdom	1.0%
Cayman Islands	0.8%
Israel	0.8%
India	0.7%
Mexico	0.5%
Denmark	0.4%
Belgium	0.3%
Colombia	0.2%
Singapore	0.2%
Philippines	0.1%
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid During Period[1]
Actual	$1,000	$1,152.40	$10.41
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,015.12	$9.74
1	Expenses are equal to the Fund's annualized net expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2012
Federated kaufmann fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and
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their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time. In this regard, the Senior Officer's Evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to
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manage than other Federated equity funds and that the Fund has for long periods in the past been significantly and consistently above median in its investment performance. The Board agreed to monitor future developments and review changes in industry practices or competitive initiatives.
The Board also considered that on April 28, 2011, the adviser reached a final settlement to resolve the consolidated cases involving the fees being charged to the Federated Kaufmann Fund.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Kaufmann Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172644
2090162 (6/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2013
Share Class	Ticker
A	KLCAX
C	KLCCX
R	KLCKX
Institutional	KLCIX

Federated Kaufmann Large Cap Fund
Fund Established 2007

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2013, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	22.5%
Health Care	16.1%
Consumer Discretionary	15.2%
Financials	12.2%
Industrials	8.9%
Materials	7.7%
Energy	7.6%
Consumer Staples	3.6%
Cash Equivalents[2]	5.6%
Other Assets and Liabilities—Net[3]	0.6%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—93.8%
		Consumer Discretionary—15.2%
407,600	[1]	Central European Media Enterprises Ltd., Class A	$1,508,120
191,300		Las Vegas Sands Corp.	10,760,625
300,500	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	7,395,305
20	[1,2]	New Cotai LLC/Capital	505,341
919,000		Prada Holding SpA	8,183,205
11,870	[1]	Priceline.com, Inc.	8,261,401
300,000	[1]	SeaWorld Entertainment, Inc.	10,080,000
164,600		Starbucks Corp.	10,014,264
377,166	[1]	Taylor Morrison Home Corp., Class A	9,723,340
63,568	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	5,571,735
92,000		Whirlpool Corp.	10,513,760
		TOTAL	82,517,096
		Consumer Staples—3.6%
301,300		ConAgra Foods, Inc.	10,656,981
101,100		Whole Foods Market, Inc.	8,929,152
		TOTAL	19,586,133
		Energy—7.6%
125,000		Anadarko Petroleum Corp.	10,595,000
247,800		Halliburton Co.	10,598,406
224,400		HollyFrontier Corp.	11,096,580
122,187		Schlumberger Ltd.	9,094,379
		TOTAL	41,384,365
		Financials—12.2%
360,700	[1]	American International Group, Inc.	14,940,194
39,000		BlackRock, Inc.	10,393,500
176,500		Capital One Financial Corp.	10,198,170
60,800		Goldman Sachs Group, Inc.	8,881,056
90,400		Host Marriott Corp.	1,651,608
195,000		J.P. Morgan Chase & Co.	9,556,950
271,300		Wells Fargo & Co.	10,303,974
		TOTAL	65,925,452
		Health Care—16.1%
700,000	[1]	Ariad Pharmaceuticals, Inc.	12,509,000
61,000	[1]	Biogen Idec, Inc.	13,354,730
190,800	[1]	Express Scripts Holding Co.	11,327,796
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
428,200	[1]	Gilead Sciences, Inc.	$21,684,048
2,809	[1]	Intuitive Surgical, Inc.	1,382,843
150,500		Novartis AG, ADR	11,100,880
367,300		Pfizer, Inc.	10,677,411
65,000	[1]	Vertex Pharmaceuticals, Inc.	4,993,300
		TOTAL	87,030,008
		Industrials—8.9%
124,500		Boeing Co.	11,380,545
68,500		Danaher Corp.	4,174,390
165,400		Eaton Corp.	10,157,214
325,000		Expeditors International Washington, Inc.	11,677,250
116,900		FedEx Corp.	10,989,769
		TOTAL	48,379,168
		Information Technology—22.5%
272,333		Amadeus IT Holding SA	8,039,119
26,500		Apple, Inc.	11,732,875
126,000	[1]	Citrix Systems, Inc.	7,833,420
191,200	[1]	eBay, Inc.	10,016,968
20,200		Mastercard, Inc.	11,169,186
576,000	[1]	NXP Semiconductors NV	15,868,800
174,400		Qualcomm, Inc.	10,746,528
252,680	[1]	Salesforce.com, Inc.	10,387,675
141,000	[1]	VMware, Inc., Class A	9,940,500
434,250	[1]	Vantiv, Inc.	9,783,652
65,300		Visa, Inc., Class A	11,000,438
125,000	[1]	Yahoo, Inc.	3,091,250
99,000	[1]	Yandex NV	2,548,260
		TOTAL	122,158,671
		Materials—7.7%
195,000		Eastman Chemical Co.	12,996,750
164,000		LyondellBasell Industries NV	9,954,800
240,000		Newmont Mining Corp.	7,776,000
126,500		Syngenta AG, ADR	10,815,750
		TOTAL	41,543,300
		TOTAL COMMON STOCKS (IDENTIFIED COST $427,561,137)	508,524,193
Semi-Annual Shareholder Report
3

Shares			Value
		MUTUAL FUND—5.6%
30,416,037	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11% (AT NET ASSET VALUE)	$30,416,037
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $457,977,174)[5]	538,940,230
		OTHER ASSETS AND LIABILITIES - NET—0.6%[6]	3,434,808
		TOTAL NET ASSETS—100%	$542,375,038
1	Non-income producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “ Trustees”).
3	Affiliated holding.
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
4

The following is a summary of the inputs used, as of April 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$413,353,021	$—	$505,341	$413,858,362
International	94,665,831	—	—	94,665,831
Mutual Fund	30,416,037	—	—	30,416,037
TOTAL SECURITIES	$538,434,889	$—	$505,341	$538,940,230
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,				Period Ended 10/31/2008[1]
		2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.22	$11.07	$10.53	$8.69	$6.88	$10.00
Income From Investment Operations:
Net investment income (loss)	0.01[2]	(0.04)[2]	(0.04)[2]	0.09[2]	0.05[2]	0.03[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.73	1.64	0.63	1.75	1.78	(3.15)
TOTAL FROM INVESTMENT OPERATIONS	1.74	1.60	0.59	1.84	1.83	(3.12)
Less Distributions:
Distributions from net investment income	—	—	(0.05)	(0.00)[3]	(0.02)	—
Distributions from net realized gain on investments and foreign currency transactions	(0.32)	(0.45)	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.32)	(0.45)	(0.05)	(0.00)[3]	(0.02)	—
Net Asset Value, End of Period	$13.64	$12.22	$11.07	$10.53	$8.69	$6.88
Total Return[4]	14.53%	15.08%	5.63%	21.18%	26.68%	(31.20)%
Ratios to Average Net Assets:
Net expenses	1.50%[5,6]	1.50%	1.50%[6]	1.50%[6]	1.50%[6]	1.50%[5]
Net investment income (loss)	0.18%[5]	(0.34)%	(0.37)%	0.94%	0.67%	0.37%[5]
Expense waiver/reimbursement[7]	0.45%[5]	0.49%	0.56%	0.75%	1.26%	1.88%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$224,341	$142,229	$140,128	$89,815	$60,203	$31,156
Portfolio turnover	70%	94%	128%	69%	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.50%, 1.50%, 1.49% and 1.50% for the six months ended April 30, 2013 and for the years ended October 31, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,				Period Ended 10/31/2008[1]
		2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.84	$10.82	$10.33	$8.60	$6.85	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.04)[2]	(0.13)[2]	(0.13)[2]	0.01[2]	(0.01)[2]	(0.04)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.67	1.60	0.62	1.72	1.76	(3.11)
TOTAL FROM INVESTMENT OPERATIONS	1.63	1.47	0.49	1.73	1.75	(3.15)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.32)	(0.45)	—	—	—	—
Net Asset Value, End of Period	$13.15	$11.84	$10.82	$10.33	$8.60	$6.85
Total Return[3]	14.06%	14.20%	4.74%	20.12%	25.55%	(31.50)%
Ratios to Average Net Assets:
Net expenses	2.33%[4,5]	2.34%	2.33%[5]	2.34%[5]	2.32%[5]	2.33%[4]
Net investment income (loss)	(0.62)%[4]	(1.15)%	(1.20)%	0.14%	(0.12)%	(0.46)%[4]
Expense waiver/reimbursement[6]	0.36%[4]	0.40%	0.48%	0.68%	1.19%	1.82%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$114,444	$81,269	$69,810	$47,002	$32,721	$16,307
Portfolio turnover	70%	94%	128%	69%	170%	70%
1	Reflects operations from the period December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.32%, 2.33%, 2.33% and 2.31% for the six months ended April 30, 2013 and for the years ended October 31, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,				Period Ended 10/31/2008[1]
		2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.97	$10.91	$10.40	$8.63	$6.87	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.01)[2]	(0.09)[2]	(0.07)[2]	0.08[2]	0.01[2]	(0.01)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.69	1.60	0.61	1.69	1.78	(3.12)
TOTAL FROM INVESTMENT OPERATIONS	1.68	1.51	0.54	1.77	1.79	(3.13)
Less Distributions:
Distributions from net investment income	—	—	(0.03)	—	(0.03)	—
Distributions from net realized gain on investments and foreign currency transactions	(0.32)	(0.45)	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.32)	(0.45)	(0.03)	—	(0.03)	—
Net Asset Value, End of Period	$13.33	$11.97	$10.91	$10.40	$8.63	$6.87
Total Return[4]	14.33%	14.46%	5.20%	20.51%	26.12%	(31.30)%
Ratios to Average Net Assets:
Net expenses	1.92%[5,6]	1.95%	1.95%[6]	1.95%[6]	1.95%[6]	1.95%[5]
Net investment income (loss)	(0.21)%[5]	(0.77)%	(0.65)%	0.88%	0.06%	(0.08)%[5]
Expense waiver/reimbursement[7]	0.41%[5]	0.44%	0.55%	0.71%	1.14%	1.88%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,868	$19,688	$16,393	$1,901	$332	$2
Portfolio turnover	70%	94%	128%	69%	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.91%, 1.95%, 1.94% and 1.95% for the six months ended April 30, 2013 and for the years ended October 31, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,				Period Ended 10/31/2008[1]
		2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.32	$11.13	$10.58	$8.73	$6.90	$10.00
Income From Investment Operations:
Net investment income (loss)	0.03[2]	(0.01)[2]	(0.01)[2]	0.16[2]	0.07[2]	0.05[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.74	1.65	0.63	1.70	1.79	(3.15)
TOTAL FROM INVESTMENT OPERATIONS	1.77	1.64	0.62	1.86	1.86	(3.10)
Less Distributions:
Distributions from net investment income	—	—	(0.07)	(0.01)	(0.03)	—
Distributions from net realized gain on investments and foreign currency transactions	(0.32)	(0.45)	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.32)	(0.45)	(0.07)	(0.01)	(0.03)	—
Net Asset Value, End of Period	$13.77	$12.32	$11.13	$10.58	$8.73	$6.90
Total Return[4]	14.66%	15.37%	5.89%	21.38%	27.13%	(31.00)%
Ratios to Average Net Assets:
Net expenses	1.25%[5,6]	1.25%	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[5]
Net investment income (loss)	0.41%[5]	(0.07)%	(0.10)%	1.62%	0.95%	0.62%[5]
Expense waiver/reimbursement[7]	0.39%[5]	0.45%	0.52%	0.68%	1.18%	1.88%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$193,723	$106,055	$93,222	$54,905	$15,931	$2,446
Portfolio turnover	70%	94%	128%	69%	170%	70%
1	Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.25%, 1.25%, 1.24% and 1.25% for the six months ended April 30, 2013 and for the years ended October 31, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
April 30, 2013 (unaudited)
Assets:
Total investment in securities, at value including $30,416,037 of investment in an affiliated holding (Note 5) (identified cost $457,977,174)		$538,940,230
Cash denominated in foreign currencies (identified cost $43)		43
Income receivable		299,173
Receivable for investments sold		1,913,897
Receivable for shares sold		3,574,396
Other assets		8,938
TOTAL ASSETS		544,736,677
Liabilities:
Payable for investments purchased	$1,632,443
Payable for shares redeemed	454,526
Payable for Directors'/Trustees' fees (Note 5)	254
Payable for distribution services fee (Note 5)	76,121
Payable for shareholder services fee (Note 5)	105,655
Accrued expenses (Note 5)	92,640
TOTAL LIABILITIES		2,361,639
Net assets for 39,970,565 shares outstanding		$542,375,038
Net Assets Consist of:
Paid-in capital		$433,125,706
Net unrealized appreciation of investments		80,963,056
Accumulated net realized gain on investments and foreign currency transactions		28,166,290
Undistributed net investment income		119,986
TOTAL NET ASSETS		$542,375,038
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($224,340,527 ÷ 16,452,839 shares outstanding), no par value, unlimited shares authorized	$13.64
Offering price per share (100/94.50 of $13.64)	$14.43
Redemption proceeds per share	$13.64
Class C Shares:
Net asset value per share ($114,443,712 ÷ 8,705,878 shares outstanding), no par value, unlimited shares authorized	$13.15
Offering price per share	$13.15
Redemption proceeds per share (99.00/100 of $13.15)	$13.02
Class R Shares:
Net asset value per share ($9,867,773 ÷ 740,109 shares outstanding), no par value, unlimited shares authorized	$13.33
Offering price per share	$13.33
Redemption proceeds per share	$13.33
Institutional Shares:
Net asset value per share ($193,723,026 ÷ 14,071,739 shares outstanding), no par value, unlimited shares authorized	$13.77
Offering price per share	$13.77
Redemption proceeds per share	$13.77
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended April 30, 2013 (unaudited)
Investment Income:
Dividends (including $14,541 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $209,473)		$3,535,949
Income on securities loaned		33,466
TOTAL INCOME		3,569,415
Expenses:
Investment adviser fee (Note 5)	$3,024,214
Administrative fee (Note 5)	165,519
Custodian fees	24,067
Transfer and dividend disbursing agent fees and expenses (Note 2)	211,848
Directors'/Trustees' fees (Note 5)	1,097
Auditing fees	18,868
Legal fees	4,104
Portfolio accounting fees	61,340
Distribution services fee (Note 5)	406,734
Shareholder services fee (Note 5)	332,626
Account administration fee (Note 2)	2,979
Share registration costs	35,445
Printing and postage	20,435
Insurance premiums (Note 5)	2,282
Miscellaneous (Note 5)	1,848
TOTAL EXPENSES	4,313,406
Semi-Annual Shareholder Report
12

Statement of Operations–continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(752,824)
Waiver of distribution services fee (Note 5)	(5,372)
Reimbursement of shareholder services fee (Note 5)	(290)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(99,047)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(6,444)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(863,977)
Net expenses			$3,449,429
Net investment income			119,986
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			30,642,478
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			22,921,863
Net realized and unrealized gain on investments and foreign currency transactions			53,564,341
Change in net assets resulting from operations			$53,684,327
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2013	Year Ended 10/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$119,986	$(1,552,320)
Net realized gain on investments and foreign currency transactions	30,642,478	11,048,780
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	22,921,863	37,344,589
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	53,684,327	46,841,049
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(3,685,824)	(5,472,649)
Class C Shares	(2,165,171)	(2,866,442)
Class R Shares	(525,006)	(680,325)
Institutional Shares	(2,712,258)	(3,696,969)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,088,259)	(12,716,385)
Share Transactions:
Proceeds from sale of shares	228,836,217	119,462,149
Net asset value of shares issued to shareholders in payment of distributions declared	7,229,411	9,999,942
Cost of shares redeemed	(87,527,646)	(133,899,332)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	148,537,982	(4,437,241)
Change in net assets	193,134,050	29,687,423
Net Assets:
Beginning of period	349,240,988	319,553,565
End of period (including undistributed net investment income of $119,986)	$542,375,038	$349,240,988
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
April 30, 2013 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Semi-Annual Shareholder Report
15

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended April 30, 2013, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$100,229	$(76,882)	$2,979
Class C Shares	46,209	—	—
Class R Shares	26,274	—	—
Institutional Shares	39,136	(22,165)	—
TOTAL	$211,848	$(99,047)	$2,979
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Trustees.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2013, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date receivable of foreign exchange contracts purchased by the Fund throughout the period was $254. This is based on the contracts held as of each month-end throughout the six-month period.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
At April 30, 2013, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,771,066	$88,869,249	5,466,566	$61,393,213
Shares issued to shareholders in payment of distributions declared	280,464	3,404,045	484,063	5,121,389
Shares redeemed	(2,241,569)	(28,875,421)	(6,967,812)	(79,640,042)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,809,961	$63,397,873	(1,017,183)	$(13,125,440)
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	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,404,357	$30,550,746	1,705,524	$19,056,014
Shares issued to shareholders in payment of distributions declared	129,157	1,515,933	192,649	1,990,071
Shares redeemed	(694,090)	(8,600,823)	(1,480,980)	(16,413,466)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,839,424	$23,465,856	417,193	$4,632,619
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class R Shares:	Shares	Amount	Shares	Amount
Share sold	471,923	$6,034,955	728,500	$8,178,109
Shares issued to shareholders in payment of distributions declared	44,143	524,734	65,353	680,325
Shares redeemed	(1,420,065)	(18,633,860)	(652,963)	(7,312,038)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(903,999)	$(12,074,171)	140,890	$1,546,396
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,703,066	$103,381,267	2,667,047	$30,834,813
Shares issued to shareholders in payment of distributions declared	145,724	1,784,699	207,534	2,208,157
Shares redeemed	(2,388,077)	(31,417,542)	(2,640,413)	(30,533,786)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,460,713	$73,748,424	234,168	$2,509,184
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	11,206,099	$ 148,537,982	(224,932)	$(4,437,241)
4. FEDERAL TAX INFORMATION
At April 30, 2013, the cost of investments for federal tax purposes was $457,977,174. The net unrealized appreciation of investments for federal tax purposes was $80,963,056. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $94,446,431 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,483,375.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, the Adviser voluntarily waived $736,477 of its fee. In addition, for the six months ended April 30, 2013, an affiliate of the Adviser voluntarily reimbursed $99,047 of transfer and dividend disbursing agent fees and expenses.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2013, the Sub-Adviser earned a fee of $2,493,650.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$353,010	$—
Class R Shares	53,724	(5,372)
TOTAL	$406,734	$(5,372)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2013, FSC retained $84,472 of fees paid by the Fund. For the six months ended April 30, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2013, FSC retained $98,623 in sales charges from the sale of Class A Shares. FSC also retained $8,156 of CDSC relating to redemptions of Class A Shares and $7,178 of CDSC relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$214,956	$(290)
Class C Shares	117,670	—
TOTAL	$332,626	$(290)
For the six months ended April 30, 2013, FSSC did not receive any fees paid by the Fund.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.50%, 2.34%, 1.95% and 1.25% (the “Fee Limit” ), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2013, the Adviser reimbursed $16,347. Transactions involving the affiliated holding during the six months ended April 30, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2012	10,959,586
Purchases/Additions	246,378,165
Sales/Reductions	(226,921,714)
Balance of Shares Held 4/30/2013	30,416,037
Value	$30,416,037
Dividend Income	$14,541
6. EXPENSE REDUCTION
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2013, the Fund's expenses were reduced by $6,444 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2013, were as follows:
Purchases	$400,587,339
Sales	$285,560,251
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8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,145.30	$7.98
Class C Shares	$1,000	$1,140.60	$12.37
Class R Shares	$1,000	$1,143.30	$10.20
Institutional Shares	$1,000	$1,146.60	$6.65
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.36	$7.50
Class C Shares	$1,000	$1,013.24	$11.63
Class R Shares	$1,000	$1,015.27	$9.59
Institutional Shares	$1,000	$1,018.60	$6.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.50%
Class C Shares	2.33%
Class R Shares	1.92%
Institutional Shares	1.25%
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Evaluation and Approval of Advisory Contract–May 2012
Federated kaufmann LARGE CAP fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and
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their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group of the one-year period. The Board discussd the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
Semi-Annual Shareholder Report
30

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
Semi-Annual Shareholder Report
31

It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report
33

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
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Federated Kaufmann Large Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172446
CUSIP 314172438
CUSIP 314172420
CUSIP 314172412
38631 (6/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2013
Share Class	Ticker
A	FKASX
B	FKBSX
C	FKCSX
R	FKKSX

Federated Kaufmann Small Cap Fund
Fund Established 2002

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2013, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	24.0%
Information Technology	20.7%
Industrials	20.4%
Consumer Discretionary	19.6%
Financials	6.2%
Energy	2.5%
Materials	2.5%
Consumer Staples	2.0%
Telecommunication Services	1.0%
Utilities	0.6%
Securities Lending Collateral[2]	7.1%
Cash Equivalents[3]	0.3%
Other Assets and Liabilities—Net[4]	(6.9)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—99.1%
		Consumer Discretionary—19.6%
36,000	[1]	ASOS PLC	$1,789,459
474,798	[1]	Acquity Group, ADR	3,086,187
649,300		Arezzo Industria e Comercio SA	13,682,113
145,600	[1]	Bloomin Brands, Inc.	3,166,800
23,877	[1]	Bright Horizons Family Solutions, Inc.	774,570
109,600	[1]	Brunello Cucinelli SpA	2,346,932
40,000	[1]	Buffalo Wild Wings, Inc.	3,600,000
928,200	[1,2]	Central European Media Enterprises Ltd., Class A	3,434,340
423,200	[1]	Del Frisco's Restaurant Group LLC	7,156,312
174,200		Dick's Sporting Goods, Inc.	8,379,020
1,273,903		International Meal Co. Holdings SA	15,981,489
3,552,200	[1]	Melco Crown (Philippines) Resorts Corp.	1,066,696
245,100	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	6,031,911
225,400	[1]	Meritage Corp.	10,997,266
1,710,559	[1,2]	Moleskine SpA	4,113,469
6,913,329		NagaCorp Limited	5,505,612
100,000		National CineMedia, Inc.	1,624,000
60,600	[1]	Penn National Gaming, Inc.	3,548,130
374,200		Salvatore Ferragamo Italia SpA	11,171,841
5,769,000		Samsonite International SA	14,184,329
110,000	[1]	Shutterfly, Inc.	4,898,300
80,000	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	7,012,000
50,400		Vail Resorts, Inc.	3,039,120
132,200	[1]	Vitamin Shoppe Industries, Inc.	6,497,630
417,081	[1,2]	Yoox SpA	7,832,662
		TOTAL	150,920,188
		Consumer Staples—2.0%
700,000	[1,2]	Amira Nature Food Ltd.	5,362,000
192,000	[1,2]	Annie's, Inc.	7,255,680
165,812	[1]	Fairway Group Holdings Corp.	2,914,975
		TOTAL	15,532,655
		Energy—2.5%
1,950,000	[1,2]	Gevo, Inc.	3,597,750
555,000	[1]	Kodiak Oil & Gas Corp.	4,345,650
132,000	[2]	Seadrill Partners LLC	3,652,440
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
78,800	[2]	Vermilion Energy, Inc.	$4,043,833
84,400	[1]	Whiting Petroleum Corp.	3,755,800
		TOTAL	19,395,473
		Financials—6.2%
78,250	[1]	Affiliated Managers Group	12,181,960
132,396	[1]	Artisan Partners Asset Management, Inc.	4,938,371
2,490,402		Concentradora Fibra Hotelera Mexicana SA de CV	5,076,258
264,000	[1]	Countrywide PLC	1,909,968
66,200		Cyrusone, Inc.	1,588,138
368,500		EverBank Financial Corp.	5,896,000
780,600		Fibra Uno Administracion SA	2,999,662
1,025,000	[1]	TF Administradora Industrial	2,443,833
603,300	[1]	Walker & Dunlop, Inc.	10,744,773
		TOTAL	47,778,963
		Health Care—23.6%
600,000	[1]	Achillion Pharmaceuticals, Inc.	4,524,000
132,500	[1]	Aegerion Pharmaceuticals, Inc.	5,570,300
457,800	[1,2]	Alexza Pharmaceuticals, Inc.	1,963,962
190,000	[1]	Alkermes, Inc.	5,815,900
641,400	[1,2]	Amarin Corporation PLC, ADR	4,752,774
277,100	[1]	Ariad Pharmaceuticals, Inc.	4,951,777
2,134,207	[1,2,3]	Catalyst Pharmaceutical Partners, Inc.	1,611,967
1,598,283	[1,2]	Cerus Corp.	8,502,866
122,654	[1]	Chindex International, Inc.	1,680,360
253,423	[1,2]	Conceptus, Inc.	7,858,647
1,130,000	[1]	Corcept Therapeutics, Inc.	2,000,100
214,500	[1]	Cubist Pharmaceuticals, Inc.	9,849,840
590,446	[1]	Dexcom, Inc.	9,689,219
13,700,000	[1,3]	Dynavax Technologies Corp.	32,195,000
250,000	[1]	Fluidigm Corp.	4,210,000
42,280	[1]	Heartware International, Inc.	4,109,616
531,600	[1,2]	Idenix Pharmaceuticals, Inc.	1,966,920
110,600	[1]	Insulet Corp.	2,791,544
460,000	[1]	Nektar Therapeutics	4,986,400
97,000	[1]	NuVasive, Inc.	2,034,090
2,205,743	[1]	Progenics Pharmaceuticals, Inc.	10,146,418
1,874,594	[1,2]	Protalix Biotherapeutics, Inc.	10,628,948
90,185	[1]	Puma Biotechnology, Inc.	2,902,153
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
380,100	[1]	Sagent Pharmaceuticals, Inc.	$6,286,854
136,700	[1]	Salix Pharmaceuticals Ltd.	7,148,043
136,435	[1]	Seattle Genetics, Inc.	5,041,273
346,700	[1]	Swedish Orphan Biovitrum AB	2,209,319
819,000	[1,2]	Threshold Pharmaceuticals, Inc., Class THL	3,947,580
1,172,412	[1]	Vical, Inc.	4,326,200
188,500	[1,2]	Vivus, Inc.	2,505,165
80,000	[1]	Vocera Communications, Inc.	1,584,000
2,558,954	[1,2]	Zogenix, Inc.	4,426,990
		TOTAL	182,218,225
		Industrials—20.4%
381,400		Air Lease Corp.	10,492,314
20,623,588		Aramex PJSC	12,970,457
185,000		Briggs & Stratton Corp.	4,160,650
165,000		Chicago Bridge & Iron Co., NV	8,875,350
329,300		DSV, De Sammensluttede Vognmad AS	8,289,070
216,300	[1]	Echo Global Logistics, Inc.	3,752,805
527,100	[1]	Edgen Group, Inc.	3,610,635
73,693	[1,2]	Exone Co.	2,829,811
296,000	[1]	Fortune Brands Home & Security, Inc.	10,771,440
35,600	[1]	IHS, Inc., Class A	3,468,508
1,250,000	[1,3]	Innovative Solutions and Support, Inc.	10,987,500
250,000		KAR Auction Services, Inc.	5,592,500
154,000	[1]	MOOG, Inc., Class A	7,116,340
431,216	[1]	MRC Global, Inc.	12,914,919
139,000		MSC Industrial Direct Co.	10,953,200
116,800	[1]	Old Dominion Freight Lines, Inc.	4,496,800
240,000		Primoris Services Corp.	5,289,600
179,800		Ryder System, Inc.	10,440,986
123,000	[1]	Teledyne Technologies, Inc.	9,232,380
131,000		Trinity Industries, Inc.	5,529,510
114,533	[1]	United Rentals, Inc.	6,025,581
		TOTAL	157,800,356
		Information Technology—20.7%
127,210	[1]	Blackhawk Network Holdings, Inc.	3,045,407
357,000	[1,2]	BroadSoft, Inc.	9,124,920
159,465	[1]	CalAmp Corp.	1,774,845
767,000	[1,3]	Cinedigm Digital Cinema Corp.	1,127,490
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
2,400,000	[1,3]	Cinedigm Digital Cinema Corp.	$3,528,000
313,000	[1]	Commvault Systems, Inc.	23,018,020
430,400	[1]	Constant Contact, Inc.	6,288,144
65,300	[1]	CoStar Group, Inc.	7,079,173
617,000	[1]	Envestnet, Inc.	11,241,740
196,800	[1]	Exa Corp.	1,468,128
300,700	[1,2]	Fleetmatics Group PLC	7,057,429
919,400	[1]	Gilat Satellite Networks	5,102,670
89,600	[1,2]	IPG Photonics Corp.	5,705,728
316,300	[1]	LivePerson, Inc.	4,054,966
420,000	[1]	Microsemi Corp.	8,736,000
285,700	[1,2]	Millennial Media, Inc.	1,979,901
1,768,900	[1,2]	Mindspeed Technologies, Inc.	4,050,781
227,600	[1]	Moneygram International, Inc.	3,757,676
257,252	[1]	NIC, Inc.	4,332,124
740,000	[1]	Nova Measuring Instruments Ltd.	6,785,800
248,700	[1,2]	Peregrine Semiconductor Corp.	2,402,442
587,200	[1]	RADWARE Ltd.	8,802,128
810,000	[1]	RDA Microelectronics, Inc., ADR	7,727,400
125,800	[1]	ServiceNow, Inc.	5,152,768
296,000	[1,2]	Synacor, Inc.	861,360
239,500	[1]	Synchronoss Technologies, Inc.	6,787,430
472,000		Telecity Group PLC	6,763,596
713,309	[1]	Vitesse Semiconductor Corp.	1,419,485
249,750	[1]	WebMediaBrands, Inc.	432,068
		TOTAL	159,607,619
		Materials—2.5%
132,700	[1]	Boise Cascade Co.	4,250,381
153,231	[1]	Caesar Stone SDOT Yam Ltd.	3,594,799
960,000	[1]	Cemex Latam Hldgs SA	6,732,837
74,200		Eastman Chemical Co.	4,945,430
		TOTAL	19,523,447
		Telecommunication Services—1.0%
212,046	[1]	inContact, Inc.	1,717,573
209,100	[1]	TW Telecom, Inc.	5,662,428
		TOTAL	7,380,001
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Utilities—0.6%
53,600		ITC Holdings Corp.	$4,942,992
		TOTAL COMMON STOCKS (IDENTIFIED COST $589,254,343)	765,099,919
		WARRANTS—0.4%
		Energy—0.0%
966,936	[1]	Syntroleum Corp., Warrants	266,101
		Health Care—0.4%
1,925,000	[1]	Alexza Pharmaceuticals, Inc., Warrants	770,962
121,142	[1]	Corcept Therapeutics, Inc., Warrants	130,954
446,014	[1]	Dynavax Technologies Corp., Warrants	572,281
257,688	[1]	Threshold Pharmaceuticals, Inc., Warrants	782,779
1,046,250	[1,4]	Zogenix, Inc., Warrants	335,846
		TOTAL	2,592,822
		TOTAL WARRANTS (IDENTIFIED COST $103,105)	2,858,923
		MUTUAL FUND—7.4%
57,311,964	[3,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11% (AT NET ASSET VALUE)	57,311,964
		TOTAL INVESTMENTS—106.9% (IDENTIFIED COST $646,669,412)[7]	825,270,806
		OTHER ASSETS AND LIABILITIES - NET—(6.9)%[8]	(53,462,766)
		TOTAL NET ASSETS—100%	$771,808,040
At April 30, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
5/2/2013	18,469 Brazilian Real	$9,198	$(33)
5/2/2013	1,411,411 Mexican Peso	$116,446	$207
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$174
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Affiliated companies and holdings.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “ Trustees”).
5	7-day net yield.
Semi-Annual Shareholder Report
6

6	All or a portion of this security is held as collateral for securities lending.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks	$—	$—	$—	$—
Domestic	549,559,706	—	—	549,559,706
International	215,540,213	—	—	215,540,213
Warrants	—	2,523,077	335,846	2,858,923
Mutual Fund	57,311,964	—	—	57,311,964
TOTAL SECURITIES	$822,411,883	$2,523,077	$335,846	$825,270,806
OTHER FINANCIAL INSTRUMENTS*	$174	$-	$-	$174
* Other financial instruments include foreign exchange contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$25.26	$23.24	$24.36	$17.85	$15.19	$28.16
Income From Investment Operations:
Net investment income (loss)	(0.08)	(0.26)[1]	(0.29)[1]	(0.05)[1]	(0.09)[1]	(0.17)[1]
Net realized and unrealized gain (loss) on investments, short sales and foreign currency transactions	2.38	3.94	(0.83)	6.56	2.75	(11.95)
TOTAL FROM INVESTMENT OPERATIONS	2.30	3.68	(1.12)	6.51	2.66	(12.12)
Less Distributions:
Distributions from net realized gain on investments, short sales and foreign currency transactions	(1.62)	(1.66)	—	—	—	(0.85)
Net Asset Value, End of Period	$25.94	$25.26	$23.24	$24.36	$17.85	$15.19
Total Return[2]	9.95%	17.00%	(4.60)%	36.47%	17.51%	(44.29)%
Ratios to Average Net Assets:
Net expenses	1.95%[3,4]	1.95%[4]	1.95%	1.95%	1.95%[4]	1.95%[4]
Net expenses excluding dividends and other expenses related to short sales	1.95%[3]	1.95%	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)	(0.67)%[3]	(1.09)%	(1.15)%	(0.24)%	(0.58)%	(0.77)%
Expense waiver/reimbursement[5]	0.34%[3]	0.35%	0.36%	0.36%	0.38%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$536,612	$525,581	$687,567	$919,029	$709,757	$543,187
Portfolio turnover	30%	44%	55%	68%	90%	58%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.95%, 1.95%, 1.95% and 1.95% for the six months ended April 30, 2013 and for the years ended October 31, 2012, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$23.84	$22.14	$23.34	$17.19	$14.71	$27.45
Income From Investment Operations:
Net investment income (loss)	(0.15)	(0.37)[1]	(0.41)[1]	(0.16)[1]	(0.17)[1]	(0.29)[1]
Net realized and unrealized gain (loss) on investments short sales and foreign currency transactions	2.24	3.73	(0.79)	6.31	2.65	(11.60)
TOTAL FROM INVESTMENT OPERATIONS	2.09	3.36	(1.20)	6.15	2.48	(11.89)
Less Distributions:
Distributions from net realized gain on investments, short sales and foreign currency transactions	(1.62)	(1.66)	—	—	—	(0.85)
Net Asset Value, End of Period	$24.31	$23.84	$22.14	$23.34	$17.19	$14.71
Total Return[2]	9.64%	16.36%	(5.14)%	35.78%	16.86%	(44.61)%
Ratios to Average Net Assets:
Net expenses	2.50%[3,4]	2.50%[4]	2.50%	2.50%	2.50%[4]	2.50%[4]
Net expenses excluding dividends and other expenses related to short sales	2.50%[3]	2.50%	2.50%	2.50%	2.50%	2.50%
Net investment income (loss)	(1.20)%[3]	(1.64)%	(1.69)%	(0.82)%	(1.11)%	(1.35)%
Expense waiver/reimbursement[5]	0.36%[3]	0.35%	0.32%	0.33%	0.36%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,076	$42,298	$61,010	$82,726	$76,876	$78,150
Portfolio turnover	30%	44%	55%	68%	90%	58%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50%, and 2.50% for the six months ended April 30, 2013 and for the years ended October 31, 2012, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$23.84	$22.14	$23.34	$17.19	$14.71	$27.45
Income From Investment Operations:
Net investment income (loss)	(0.14)	(0.38)[1]	(0.41)[1]	(0.16)[1]	(0.17)[1]	(0.29)[1]
Net realized and unrealized gain (loss) on investments, short sales and foreign currency transactions	2.23	3.74	(0.79)	6.31	2.65	(11.60)
TOTAL FROM INVESTMENT OPERATIONS	2.09	3.36	(1.20)	6.15	2.48	(11.89)
Less Distributions:
Distributions from net realized gain on investments, short sales and foreign currency transactions	(1.62)	(1.66)	—	—	—	(0.85)
Net Asset Value, End of Period	$24.31	$23.84	$22.14	$23.34	$17.19	$14.71
Total Return[2]	9.64%	16.36%	(5.14)%	35.78%	16.86%	(44.61)%
Ratios to Average Net Assets:
Net expenses	2.50%[3,4]	2.50%[4]	2.50%	2.50%	2.50%[4]	2.50%[4]
Net expenses excluding dividends and other expenses related to short sales	2.50%[3]	2.50%	2.50%	2.50%	2.50%	2.50%
Net investment income (loss)	(1.21)%[3]	(1.65)%	(1.68)%	(0.80)%	(1.12)%	(1.34)%
Expense waiver/reimbursement[5]	0.28%[3]	0.27%	0.28%	0.29%	0.34%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$163,947	$160,295	$172,922	$208,270	$175,955	$175,301
Portfolio turnover	30%	44%	55%	68%	90%	58%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.50%, 2.50%, 2.50% and 2.50% for the six months ended April 30, 2013 and for the years ended October 31, 2012, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$25.26	$23.24	$24.36	$17.85	$15.19	$28.16
Income From Investment Operations:
Net investment income (loss)	(0.08)	(0.27)[1]	(0.29)[1]	(0.04)[1]	(0.09)[1]	(0.16)[1]
Net realized and unrealized gain (loss) on investments, short sales and foreign currency transactions	2.40	3.95	(0.83)	6.55	2.75	(11.96)
TOTAL FROM INVESTMENT OPERATIONS	2.32	3.68	(1.12)	6.51	2.66	(12.12)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(1.62)	(1.66)	—	—	—	(0.85)
Net Asset Value, End of Period	$25.96	$25.26	$23.24	$24.36	$17.85	$15.19
Total Return[2]	10.03%	17.00%	(4.60)%	36.47%	17.51%	(44.29)%
Ratios to Average Net Assets:
Net expenses	1.92%[3,4]	1.95%[4]	1.95%	1.95%	1.95%[4]	1.95%[4]
Net expenses excluding dividends and other expenses related to short sales	1.92%[3]	1.95%	1.95%	1.95%	1.95%	1.95%
Net investment income (loss)	(0.63)%[3]	(1.10)%	(1.14)%	(0.21)%	(0.58)%	(0.73)%
Expense waiver/reimbursement[5]	0.44%[3]	0.44%	0.45%	0.45%	0.49%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,173	$31,485	$27,715	$35,515	$25,955	$17,665
Portfolio turnover	30%	44%	55%	68%	90%	58%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.92%, 1.95%, 1.95% and 1.95% for the six months ended April 30, 2013 and for the years ended October 31, 2012, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
April 30, 2013 (unaudited)
Assets:
Total investment in securities, at value including $52,542,595 of securities loaned, $57,311,964 of investment in an affiliated holding and $49,449,957 of investment in affiliated companies (Note 5) (identified cost $646,669,412)		$825,270,806
Cash denominated in foreign currencies (identified cost $242,006)		242,415
Income receivable		583,514
Receivable for investments sold		2,839,271
Receivable for shares sold		916,620
Unrealized appreciation on foreign exchange contracts		207
TOTAL ASSETS		829,852,833
Liabilities:
Payable for investments purchased	$ 849,873
Payable for shares redeemed	1,236,837
Unrealized depreciation on foreign exchange contracts	33
Payable for collateral due to broker for securities lending	55,048,929
Payable for Directors'/Trustees' fees (Note 5)	2,890
Payable for distribution services fee (Note 5)	215,627
Payable for shareholder services fee (Note 5)	303,316
Accrued expenses (Note 5)	387,288
TOTAL LIABILITIES		58,044,793
Net assets for 30,276,251 shares outstanding		$771,808,040
Net Assets Consist of:
Paid-in capital		$541,315,008
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		178,602,223
Accumulated net realized gain on investments, written options and foreign currency transactions		54,926,713
Accumulated net investment income (loss)		(3,035,904)
TOTAL NET ASSETS		$771,808,040
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12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($536,612,303 ÷ 20,688,681 shares outstanding), no par value, unlimited shares authorized	$25.94
Offering price per share (100/94.50 of $25.94)	$27.45
Redemption proceeds per share	$25.94
Class B Shares:
Net asset value per share ($38,076,187 ÷ 1,566,217 shares outstanding), no par value, unlimited shares authorized	$24.31
Offering price per share	$24.31
Redemption proceeds per share (94.50/100 of $24.31)	$22.97
Class C Shares:
Net asset value per share ($163,946,848 ÷ 6,743,274 shares outstanding), no par value, unlimited shares authorized	$24.31
Offering price per share	$24.31
Redemption proceeds per share (99.00/100 of $24.31)	$24.07
Class R Shares:
Net asset value per share ($33,172,702 ÷ 1,278,079 shares outstanding), no par value, unlimited shares authorized	$25.96
Offering price per share	$25.96
Redemption proceeds per share	$25.96
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended April 30, 2013 (unaudited)
Investment Income:
Dividends (including $1,665 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $47,770)		$4,248,532
Interest (including income on securities loaned of $538,306)		565,619
TOTAL INCOME		4,814,151
Expenses:
Investment adviser fee (Note 5)	$5,329,220
Administrative fee (Note 5)	291,700
Custodian fees	133,340
Transfer and dividend disbursing agent fees and expenses (Note 2)	792,985
Directors'/Trustees' fees (Note 5)	1,491
Auditing fees	19,861
Legal fees	4,513
Portfolio accounting fees	75,191
Distribution services fee (Note 5)	1,470,092
Shareholder services fee (Note 5)	867,018
Account administration fee (Note 2)	3,896
Share registration costs	33,563
Printing and postage	64,972
Insurance premiums (Note 5)	2,684
Miscellaneous (Note 5)	5,192
Interest expense	635
TOTAL EXPENSES	9,096,353
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14

Statement of Operations–continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(509,117)
Waiver of distribution services fee (Note 5)	(152,792)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2 and Note 5)	(584,012)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(377)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(1,246,298)
Net expenses			$7,850,055
Net investment income (loss)			(3,035,904)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			61,749,346
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			11,149,249
Net realized and unrealized gain on investments and foreign currency transactions			72,898,595
Change in net assets resulting from operations			$69,862,691
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2013	Year Ended 10/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(3,035,904)	$(10,799,566)
Net realized gain on investments and foreign currency transactions	61,749,346	56,312,459
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	11,149,249	83,549,325
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	69,862,691	129,062,218
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(32,345,368)	(48,281,054)
Class B Shares	(2,734,538)	(4,396,648)
Class C Shares	(10,720,632)	(12,655,170)
Class R Shares	(1,987,209)	(1,991,943)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(47,787,747)	(67,324,815)
Share Transactions:
Proceeds from sale of shares	76,277,083	170,481,254
Net asset value of shares issued to shareholders in payment of distributions declared	43,968,490	62,357,132
Cost of shares redeemed	(130,171,827)	(484,130,302)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,926,254)	(251,291,916)
Change in net assets	12,148,690	(189,554,513)
Net Assets:
Beginning of period	759,659,350	949,213,863
End of period (including accumulated net investment income (loss) of $(3,035,904) and $0, respectively)	$771,808,040	$759,659,350
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Notes to Financial Statements
April 30, 2013 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Semi-Annual Shareholder Report
17

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class R Shares may bear distribution services fees, shareholder services fees, account administration fees, and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended April 30, 2013, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$547,360	$(426,306)	$3,524
Class B Shares	53,761	(44,557)	—
Class C Shares	150,301	(113,149)	372
Class R Shares	41,563	—	—
TOTAL	$792,985	$(584,012)	$3,896
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $554 and $1,113, respectively. This is based on the contracts held as of each month-end throughout the period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$207	Unrealized depreciation on foreign exchange contracts	$33
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(26,827)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$174
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of April 30, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$52,542,595	$55,048,929
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,401,052	$59,649,260	5,937,846	$144,492,781
Shares issued to shareholders in payment of distributions declared	1,329,605	30,408,068	2,110,353	45,857,972
Shares redeemed	(3,851,247)	(95,210,001)	(16,829,536)	(394,529,888)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(120,590)	$(5,152,673)	(8,781,337)	$(204,179,135)
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	73,005	$1,703,042	134,921	$3,098,868
Shares issued to shareholders in payment of distributions declared	118,502	2,546,617	194,226	4,002,999
Shares redeemed	(399,657)	(9,337,188)	(1,310,846)	(29,714,866)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(208,150)	$(5,087,529)	(981,699)	$(22,612,999)
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	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class C Shares:	Shares	Amount	Shares	Amount
Share sold	382,881	$8,836,183	507,674	$11,470,510
Shares issued to shareholders in payment of distributions declared	421,731	9,062,994	511,133	10,534,455
Shares redeemed	(785,111)	(18,241,070)	(2,106,303)	(47,772,581)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	19,501	$(341,893)	(1,087,496)	$(25,767,616)
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	243,179	$6,088,598	468,777	$11,419,095
Shares issued to shareholders in payment of distributions declared	85,263	1,950,811	90,235	1,961,706
Shares redeemed	(296,599)	(7,383,568)	(505,297)	(12,112,967)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	31,843	$655,841	53,715	$1,267,834
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(277,396)	$(9,926,254)	(10,796,817)	$(251,291,916)
4. FEDERAL TAX INFORMATION
At April 30, 2013, the cost of investments for federal tax purposes was $646,669,412. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $178,601,394. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $236,149,799 and net unrealized depreciation from investments for those securities having an excess of cost over value of $57,548,405.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, the Adviser voluntarily waived $460,616 of its fee. In addition, an affiliate of the Adviser reimbursed $584,012 of transfer and dividend disbursing agent fees and expenses.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2013, the Sub-Adviser earned a fee of $4,394,269.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$647,653	$(105,447)
Class B Shares	147,493	—
Class C Shares	596,038	—
Class R Shares	78,908	(47,345)
TOTAL	$1,470,092	$(152,792)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2013, FSC retained $578,583 of fees paid by the Fund.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2013, FSC retained $19,177 in sales charges from the sale of Class A Shares. FSC also retained $209, $12,857 and $2,674 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $6,414 of Service Fees for the six months ended April 30, 2013. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$619,546
Class B Shares	49,164
Class C Shares	198,308
TOTAL	$867,018
For the six months ended April 30, 2013, FSSC did not receive any fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $13,220,751 and $5,591,398, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2013, were as follows:
Affiliates	Balance of Shares Held 10/31/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2013	Value
Catalyst Pharmaceutical Partners, Inc.	2,134,207	—	—	2,134,207	$1,611,967
Cinedigm Digital Cinema Corp.	2,400,000	—	—	2,400,000	3,528,000
Cinedigm Digital Cinema Corp.	767,000	—	—	767,000	1,127,490
Dynavax Technologies Corp.	14,218,206	531,000	1,049,206	13,700,000	32,195,000
*Dynavax Technologies Corp., Warrants	446,014	—	—	446,014	572,281
Innovative Solutions and Support, Inc.	1,400,000	—	150,000	1,250,000	10,987,500
*Progenics Pharmaceuticals, Inc.	1,787,300	452,700	34,257	2,205,743	10,146,418
TOTAL OF AFFILIATED COMPANIES	23,152,727	983,700	1,233,463	22,902,964	$60,168,656
*	At April 30, 2013, the Fund no longer has ownership of at least 5% of the voting shares.
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Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2013, the Adviser reimbursed $48,501. Transactions involving the affiliated holding during the six months ended April 30, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2012	95,539,991
Purchases/Additions	258,140,362
Sales/Reductions	(296,368,389)
Balance of Shares Held 4/30/2013	57,311,964
Value	$57,311,964
Dividend Income	$1,665
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2013, the Fund's expenses were reduced by $377 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2013, were as follows:
Purchases	$222,949,987
Sales	$286,464,480
8. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
9. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,099.50	$10.15
Class B Shares	$1,000	$1,096.40	$12.99
Class C Shares	$1,000	$1,096.40	$12.99
Class R Shares	$1,000	$1,100.30	$10.00
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.12	$9.74
Class B Shares	$1,000	$1,012.40	$12.47
Class C Shares	$1,000	$1,012.40	$12.47
Class R Shares	$1,000	$1,015.27	$9.59
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Class R Shares	1.92%
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Evaluation and Approval of Advisory Contract–May 2012
Federated kaufmann small CAP fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and
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their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
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It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report
36

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
37

Federated Kaufmann Small Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172636
CUSIP 314172628
CUSIP 314172610
CUSIP 314172537
28534 (6/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2013
Share Class	Ticker
A	FGSAX
B	FGSBX
C	FGSCX
R	FGSKX
Institutional	FGSIX

Federated MDT Mid Cap Growth Strategies Fund
(formerly, Federated Mid Cap Growth Strategies Fund)
Fund Established 1984

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2012 through April 30, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2013, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Specialty Retailing	6.3%
Software Packaged/Custom	5.3%
Industrial Machinery	4.7%
Financial Services	4.2%
Generic Drugs	3.3%
Services to Medical Professionals	3.2%
Computer Peripherals	3.1%
Grocery Chain	2.7%
Airline - National	2.6%
Toys & Games	2.6%
Agricultural Chemicals	2.5%
Apparel	2.5%
Crude Oil & Gas Production	2.5%
Medical Supplies	2.4%
Auto Original Equipment Manufacturers	2.2%
Soft Drinks	2.1%
Cosmetics & Toiletries	2.0%
Medical Technology	1.9%
Clothing Stores	1.7%
Computer Services	1.5%
Construction Machinery	1.5%
Paint & Related Materials	1.5%
Auto Part Replacement	1.4%
Department Stores	1.4%
Hotels	1.2%
Undesignated Consumer Cyclicals	1.2%
Electronic Equipment Instruments & Components	1.1%
Discount Department Stores	1.0%
Household Durables	1.0%
Miscellaneous Components	1.0%
Specialty Chemicals	1.0%
Other[2]	25.6%
Cash Equivalents[3]	1.6%
Other Assets and Liabilities—Net[4]	0.2%
TOTAL	100.0%
Semi-Annual Shareholder Report
1

1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other”.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
April 30, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Agricultural Chemicals—2.5%
35,800		CF Industries Holdings, Inc.	$6,677,058
17,700		FMC Corp.	1,074,390
15,400		Scotts Miracle-Gro Co.	698,390
		TOTAL	8,449,838
		Airline - National—2.6%
69,600	[1]	Delta Air Lines, Inc.	1,192,944
232,800	[1]	United Continental Holdings, Inc.	7,519,440
		TOTAL	8,712,384
		Airline - Regional—0.6%
15,200		Copa Holdings SA, Class A	1,908,816
		Apparel—2.5%
18,600	[1]	Carter's, Inc.	1,216,254
64,600		L Brands, Inc.	3,256,486
22,000		V.F. Corp.	3,920,840
		TOTAL	8,393,580
		Auto Manufacturing—0.5%
30,300	[1]	TRW Automotive Holdings Corp.	1,820,121
		Auto Original Equipment Manufacturers—2.2%
12,200	[1]	AutoZone, Inc.	4,990,898
19,900		Delphi Automotive PLC	919,579
12,100	[1]	O'Reilly Automotive, Inc.	1,298,572
		TOTAL	7,209,049
		Auto Part Replacement—1.4%
59,200		Genuine Parts Co.	4,518,736
		Beverages—0.6%
37,600	[1]	Green Mountain Coffee, Inc.	2,158,240
		Biotechnology—0.3%
32,300	[1]	Hospira, Inc.	1,069,776
		Building Materials—0.2%
13,300		Lennox International, Inc.	824,600
		Cable TV—0.6%
19,400	[1]	AMC Networks, Inc.	1,222,394
8,400	[1]	Charter Communications, Inc.	846,216
		TOTAL	2,068,610
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Carpets—0.5%
14,700	[1]	Mohawk Industries, Inc.	$1,629,936
		Clothing Stores—1.7%
104,600		Gap (The), Inc.	3,973,754
32,300		Hanesbrands, Inc.	1,620,168
		TOTAL	5,593,922
		Commodity Chemicals—0.3%
3,300		Newmarket Corp.	886,710
		Computer Peripherals—3.1%
169,900	[1]	NetApp, Inc.	5,927,811
78,500		Western Digital Corp.	4,339,480
		TOTAL	10,267,291
		Computer Services—1.5%
46,200	[1]	Fiserv, Inc.	4,209,282
17,500		Global Payments, Inc.	812,000
		TOTAL	5,021,282
		Construction Machinery—1.5%
72,900		Joy Global, Inc.	4,120,308
50,100		Manitowoc, Inc.	939,876
		TOTAL	5,060,184
		Cosmetics & Toiletries—2.0%
58,400		Avon Products, Inc.	1,352,544
61,900		Estee Lauder Cos., Inc., Class A	4,292,765
36,400	[1]	Sally Beauty Holdings, Inc.	1,094,184
		TOTAL	6,739,493
		Crude Oil & Gas Production—2.5%
112,500		Cabot Oil & Gas Corp., Class A	7,655,625
10,400		Range Resources Corp.	764,608
		TOTAL	8,420,233
		Dairy Products—0.4%
68,100	[1]	Dean Foods Co.	1,303,434
		Defense Aerospace—0.8%
32,400		Triumph Group, Inc.	2,588,760
		Defense Electronics—0.8%
8,100		Grainger (W.W.), Inc.	1,996,407
10,500		Rockwell Collins, Inc.	660,660
		TOTAL	2,657,067
		Department Stores—1.4%
11,500		Dillards, Inc., Class A	947,715
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Department Stores—continued
33,400		Kohl's Corp.	$1,571,804
49,700		Macy's, Inc.	2,216,620
		TOTAL	4,736,139
		Discount Department Stores—1.0%
38,900		Family Dollar Stores, Inc.	2,387,293
31,000		Foot Locker, Inc.	1,080,970
		TOTAL	3,468,263
		Diversified Consumer Services—0.5%
54,000		Block (H&R), Inc.	1,497,960
		Diversified Leisure—0.7%
16,500	[1]	Bally Technologies, Inc.	879,120
39,100		Royal Caribbean Cruises Ltd.	1,428,323
		TOTAL	2,307,443
		Education & Training Services—0.5%
81,400	[1]	Apollo Group, Inc., Class A	1,495,318
		Electrical - Radio & TV—0.3%
22,700		Harman International Industries, Inc.	1,014,917
		Electrical Equipment—0.5%
37,100		AMETEK, Inc.	1,510,341
		Electronic Equipment Instruments & Components—1.1%
86,400		Agilent Technologies, Inc.	3,580,416
		Ethical Drugs—0.9%
30,100	[1]	United Therapeutics Corp.	2,010,078
66,300		Warner Chilcott PLC	953,394
		TOTAL	2,963,472
		Financial Services—4.2%
28,500		Dun & Bradstreet Corp.	2,520,825
22,600		Eaton Vance Corp.	901,288
40,700	[1]	FleetCor Technologies, Inc.	3,129,830
95,400		Moody's Corp.	5,805,090
69,200	[1]	Verifone Systems, Inc.	1,486,416
		TOTAL	13,843,449
		Food Products—0.6%
10,700		Hillshire Brands Co.	384,237
23,093		Ingredion, Inc.	1,662,927
		TOTAL	2,047,164
		Generic Drugs—3.3%
94,300	[1]	Endo Health Solutions, Inc.	3,455,152
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Generic Drugs—continued
151,000	[1]	Mylan, Inc.	$4,395,610
25,200		Perrigo Co.	3,009,132
		TOTAL	10,859,894
		Grocery Chain—2.7%
178,300		Kroger Co.	6,129,954
32,500		Whole Foods Market, Inc.	2,870,400
		TOTAL	9,000,354
		Health Care Technology—0.4%
12,100	[1]	Cerner Corp.	1,170,917
		Home Building—0.1%
5,100		Lennar Corp., Class A	210,222
		Home Products—0.9%
36,600		Tupperware Brands Corp.	2,938,980
		Hotels—1.2%
66,000		Wyndham Worldwide Corp.	3,965,280
		Household Appliances—0.9%
27,400		Whirlpool Corp.	3,131,272
		Household Durables—1.0%
43,600		Stanley Black & Decker, Inc.	3,261,716
		Industrial Machinery—4.7%
81,900		Dover Corp.	5,649,462
13,400		Flowserve Corp.	2,118,808
103,100		Ingersoll-Rand PLC, Class A	5,546,780
15,100		Valmont Industries, Inc.	2,200,523
		TOTAL	15,515,573
		Internet Services—0.3%
22,779		IAC Interactive Corp.	1,072,208
		IT Services—0.6%
132,800		Western Union Co.	1,966,768
		Life Sciences Tools & Services—0.2%
3,800	[1]	Mettler-Toledo International, Inc.	794,048
		Magazine Publishing—0.4%
22,300		McGraw-Hill Cos., Inc.	1,206,653
		Medical Supplies—2.4%
28,500		AmerisourceBergen Corp.	1,542,420
71,000		Cardinal Health, Inc.	3,139,620
52,300	[1]	HCA, Inc.	2,086,247
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Medical Supplies—continued
34,100		Patterson Cos., Inc.	$1,294,095
		TOTAL	8,062,382
		Medical Technology—1.9%
23,400		ResMed, Inc.	1,123,668
125,900		St. Jude Medical, Inc.	5,189,598
		TOTAL	6,313,266
		Metal Fabrication—0.5%
29,600		Timken Co.	1,556,072
		Miscellaneous Components—1.0%
46,100		Amphenol Corp., Class A	3,481,472
		Miscellaneous Machinery—0.5%
11,700		Parker-Hannifin Corp.	1,036,269
9,200		Rockwell Automation, Inc.	779,976
		TOTAL	1,816,245
		Multi-Industry Capital Goods—0.2%
30,600		Textron, Inc.	787,950
		Multi-Line Insurance—0.6%
22,700		Allied World Assurance Holdings Ltd.	2,061,387
		Mutual Fund Adviser—0.9%
32,300		T. Rowe Price Group, Inc.	2,341,750
17,500		Waddell & Reed Financial, Inc., Class A	750,225
		TOTAL	3,091,975
		Office Equipment—0.3%
78,100		Pitney Bowes, Inc.	1,067,627
		Offshore Driller—0.6%
27,500		Oceaneering International, Inc.	1,929,675
		Oil Refiner—0.5%
39,100		World Fuel Services Corp.	1,585,505
		Oil Service, Explore & Drill—0.1%
7,100	[1]	MRC Global, Inc.	212,645
3,900	[1]	Seacor Holdings, Inc.	281,229
		TOTAL	493,874
		Oil Well Supply—0.7%
28,200	[1]	Cameron International Corp.	1,735,710
13,500	[1]	Dresser-Rand Group, Inc.	750,735
		TOTAL	2,486,445
		Other Communications Equipment—0.5%
78,300	[1]	Skyworks Solutions, Inc.	1,728,081
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Packaged Foods—0.4%
13,100		Hershey Foods Corp.	$1,167,996
		Paint & Related Materials—1.5%
14,700		Sherwin-Williams Co.	2,691,717
34,700		Valspar Corp.	2,214,554
		TOTAL	4,906,271
		Personal & Household—0.6%
41,900		Nu Skin Enterprises, Inc., Class A	2,125,587
		Personnel Agency—0.3%
31,300		Robert Half International, Inc.	1,027,266
		Plastic Containers—0.7%
55,200	[1]	Owens-Illinois, Inc.	1,450,656
17,100		Packaging Corp. of America	813,276
		TOTAL	2,263,932
		Pollution Control—0.5%
16,700	[1]	Stericycle, Inc.	1,808,944
		Printed Circuit Boards—0.3%
51,700		Jabil Circuit, Inc.	920,260
		Professional Services—0.3%
29,000		Nielsen Holdings N.V.	1,003,980
		Railroad—0.6%
20,500		Wabtec Corp.	2,151,270
		Recreational Vehicles—0.7%
26,100		Polaris Industries, Inc., Class A	2,249,559
		Services to Medical Professionals—3.2%
40,600	[1]	Henry Schein, Inc.	3,670,240
27,900	[1]	Laboratory Corp. of America Holdings	2,604,744
75,400		Quest Diagnostics, Inc.	4,247,282
		TOTAL	10,522,266
		Shoes—0.5%
28,100	[1]	Deckers Outdoor Corp.	1,548,872
		Soft Drinks—2.1%
81,700		Coca-Cola Enterprises, Inc.	2,992,671
79,700		Dr. Pepper Snapple Group, Inc.	3,891,751
		TOTAL	6,884,422
		Software Packaged/Custom—5.3%
8,600	[1]	Akamai Technologies, Inc.	377,626
24,500		Avago Technologies Ltd.	783,020
99,300	[1]	BMC Software, Inc.	4,516,164
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
90,000	[1]	Cadence Design Systems, Inc.	$1,242,000
87,100	[1]	Electronic Arts, Inc.	1,533,831
65,600		Intuit, Inc.	3,912,384
47,300	[1]	Solarwinds, Inc.	2,405,205
55,000	[1]	Symantec Corp.	1,336,500
30,100	[1]	Verisign, Inc.	1,386,707
		TOTAL	17,493,437
		Specialty Chemicals—1.0%
34,200		Airgas, Inc.	3,305,430
		Specialty Retailing—6.3%
17,200		Abercrombie & Fitch Co., Class A	852,432
24,500		Advance Auto Parts, Inc.	2,055,060
22,200	[1]	Bed Bath & Beyond, Inc.	1,527,360
28,700		Dick's Sporting Goods, Inc.	1,380,470
65,000	[1]	Dollar General Corp.	3,385,850
47,650		Expedia, Inc.	2,660,776
71,000		Nordstrom, Inc.	4,017,890
46,300		PetSmart, Inc.	3,159,512
34,800		Williams-Sonoma, Inc.	1,868,064
		TOTAL	20,907,414
		Telecommunication Equipment & Services—0.8%
39,900		Motorola, Inc.	2,282,280
10,800	[1]	NeuStar, Inc., Class A	473,796
		TOTAL	2,756,076
		Textiles Apparel & Luxury Goods—0.4%
6,800		Ralph Lauren Corp.	1,234,744
		Toys & Games—2.6%
68,900		Hasbro, Inc.	3,263,793
118,300		Mattel, Inc.	5,401,578
		TOTAL	8,665,371
		Trucking—0.2%
11,200		Hunt (J.B.) Transportation Services, Inc.	795,984
		Undesignated Consumer Cyclicals—1.2%
73,800		Herbalife Ltd.	2,930,598
29,000		Weight Watchers International, Inc.	1,222,930
		TOTAL	4,153,528
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Uniforms—0.5%
34,200		Cintas Corp.	$1,534,554
		TOTAL COMMON STOCKS (IDENTIFIED COST $299,367,301)	326,749,948
		MUTUAL FUND—1.6%
5,431,146	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11% (AT NET ASSET VALUE)	5,431,146
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $304,798,447)[4]	332,181,094
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	661,024
		TOTAL NET ASSETS—100%	$332,842,118
1	Non-income producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$34.77	$34.05	$32.38	$26.77	$24.05	$45.41
Income From Investment Operations:
Net investment income (loss)	0.09[1]	(0.11)[1]	(0.21)[1]	0.01[1]	0.09[1]	(0.00)[1,2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.69	0.77	1.88	5.68	2.61	(17.11)
TOTAL FROM INVESTMENT OPERATIONS	5.78	0.66	1.67	5.69	2.70	(17.11)
Less Distributions:
Distributions from net investment income	—	—	—	(0.08)	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	—	(4.25)
TOTAL DISTRIBUTIONS	—	—	—	(0.08)	—	(4.25)
Regulatory Settlement Proceeds	—	0.06[3]	—	—	0.02[3]	—
Net Asset Value, End of Period	$40.55	$34.77	$34.05	$32.38	$26.77	$24.05
Total Return[4]	16.62%	2.11%[3]	5.16%	21.30%	11.31%[3]	(41.21)%
Ratios to Average Net Assets:
Net expenses	1.22%[5,6]	1.22%	1.19%[6,7]	0.99%[6,7]	0.99%[6,7]	0.99%[6,7]
Net investment income (loss)	0.49%[5]	(0.32)%	(0.60)%	0.04%	0.37%	(0.00)%[8]
Expense waiver/reimbursement[9]	0.11%[5]	0.18%	0.22%	0.38%	0.45%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$236,879	$226,079	$245,823	$283,387	$298,431	$293,777
Portfolio turnover	97%	135%	172%	265%	207%	215%
Semi-Annual Shareholder Report
11

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the years ended October 31, 2012 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.21% and 0.08%, respectively, on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.22%, 1.18%, 0.98%, 0.96% and 0.98% for the six months ended April 30, 2013 and for the years ended October 31, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
7	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
8	Represents less than 0.01%.
9	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$29.87	$29.48	$28.24	$23.46	$21.23	$40.89
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.32)[1]	(0.42)[1]	(0.19)[1]	(0.06)[1]	(0.24)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.89	0.66	1.66	4.97	2.27	(15.17)
TOTAL FROM INVESTMENT OPERATIONS	4.85	0.34	1.24	4.78	2.21	(15.41)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	—	(4.25)
Regulatory Settlement Proceeds	—	0.05[2]	—	—	0.02[2]	—
Net Asset Value, End of Period	$34.72	$29.87	$29.48	$28.24	$23.46	$21.23
Total Return[3]	16.24%	1.32%[2]	4.39%	20.38%	10.50%[2]	(41.65)%
Ratios to Average Net Assets:
Net expenses	1.97%[4,5]	1.93%	1.93%[5,6]	1.74%[5,6]	1.73%[5,6]	1.74%[5,6]
Net investment income (loss)	(0.25)%[4]	(1.06)%	(1.35)%	(0.73)%	(0.28)%	(0.75)%
Expense waiver/reimbursement[7]	0.23%[4]	0.31%	0.30%	0.46%	0.52%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,151	$4,239	$6,325	$8,344	$11,669	$21,592
Portfolio turnover	97%	135%	172%	265%	207%	215%
1	Per share numbers have been calculated using the average shares method.
2	During the years ended October 31, 2012 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% and 0.14%, respectively, on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.97%, 1.93%, 1.73%, 1.69% and 1.73% for the six months ended April 30, 2013 and for the years ended October 31, 2011, 2010, 2009, and 2008, respectively, after taking into account these expense reductions.
6	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$30.21	$29.81	$28.55	$23.72	$21.47	$41.29
Income From Investment Operations:
Net investment income (loss)	(0.04)[1]	(0.33)[1]	(0.42)[1]	(0.19)[1]	(0.08)[1]	(0.24)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.93	0.68	1.68	5.02	2.31	(15.33)
TOTAL FROM INVESTMENT OPERATIONS	4.89	0.35	1.26	4.83	2.23	(15.57)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	—	(4.25)
Regulatory Settlement Proceeds	—	0.05[2]	—	—	0.02[2]	—
Net Asset Value, End of Period	$35.10	$30.21	$29.81	$28.55	$23.72	$21.47
Total Return[3]	16.19%	1.34%[2]	4.41%	20.36%	10.48%[2]	(41.64)%
Ratios to Average Net Assets:
Net expenses	1.97%[4,5]	1.97%	1.94%[5,6]	1.74%[5,6]	1.74%[5,6]	1.74%[5,6]
Net investment income (loss)	(0.27)%[4]	(1.07)%	(1.34)%	(0.71)%	(0.36)%	(0.75)%
Expense waiver/reimbursement[7]	0.14%[4]	0.20%	0.26%	0.42%	0.49%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,561	$9,843	$10,733	$11,060	$11,880	$13,227
Portfolio turnover	97%	135%	172%	265%	207%	215%
1	Per share numbers have been calculated using the average shares method.
2	During the years ended October 31, 2012 and 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.20% and 0.09%, respectively, on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.97%, 1.93%, 1.73%, 1.71% and 1.73% for the six months ended April 30, 2013 and for the years ended October 31, 2011, 2010, 2009, and 2008, respectively, after taking into account these expense reductions.
6	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$34.07	$33.53	$32.04	$26.54	$23.97	$45.41
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	(0.29)[1]	(0.36)[1]	(0.13)[1]	(0.06)[1]	(0.18)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	5.59	0.77	1.85	5.63	2.63	(17.01)
TOTAL FROM INVESTMENT OPERATIONS	5.58	0.48	1.49	5.50	2.57	(17.19)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	—	(4.25)
Regulatory Settlement Proceeds	—	0.06[2]	—	—	—	—
Net Asset Value, End of Period	$39.65	$34.07	$33.53	$32.04	$26.54	$23.97
Total Return[3]	16.38%	1.61%[2]	4.65%	20.72%	10.72%	(41.40)%
Ratios to Average Net Assets:
Net expenses	1.65%[4,5]	1.72%	1.70%[5,6]	1.49%[5,6]	1.49%[5,6]	1.49%[5,6]
Net investment income (loss)	(0.05)%[4]	(0.83)%	(1.04)%	(0.44)%	(0.26)%	(0.51)%
Expense waiver/reimbursement[7]	0.03%[4]	0.09%	0.17%	0.31%	0.37%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,227	$2,156	$1,483	$610	$461	$150
Portfolio turnover	97%	135%	172%	265%	207%	215%
1	Per share numbers have been calculated using the average shares method.
2	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.15% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.64%, 1.69%, 1.48%, 1.46% and 1.47% for the six months ended April 30, 2013 and for the years ended October 31, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
6	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended 2012	October 31, 2011	Period Ended 10/31/2010[1]
Net Asset Value, Beginning of Period	$35.01	$34.20	$32.44	$28.18
Income From Investment Operations:
Net investment income (loss)	0.14[2]	(0.03)[2]	(0.12)[2]	0.10[2]
Net realized and unrealized gain on investments and foreign currency transactions	5.74	0.78	1.88	4.16
TOTAL FROM INVESTMENT OPERATIONS	5.88	0.75	1.76	4.26
Regulatory Settlement Proceeds	—	0.06[3]	—	—
Net Asset Value, End of Period	$40.89	$35.01	$34.20	$32.44
Total Return[4]	16.80%	2.37%[3]	5.43%	15.12%
Ratios to Average Net Assets:
Net expenses[5]	0.97%[6,7]	0.97%	0.93%[7]	0.74%[6,7]
Net investment income (loss)	0.76%[6]	(0.09)%	(0.35)%	0.43%[6]
Expense waiver/reimbursement[8]	0.13%[6]	0.11%	0.18%	0.33%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$77,023	$82,490	$26,835	$37,709
Portfolio turnover	97%	135%	172%	265%[9]
1	Reflects operations for the period from January 29, 2010 (date of initial investment) to October 31, 2010.
2	Per share numbers have been calculated using the average shares method.
3	During the year ended October 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.06% on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 through December 31, 2010.
6	Computed on an annualized basis.
7	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.97%, 0.92% and 0.73% for the six months ended April 30, 2013, for the year ended October 31, 2011 and for the period ended October 31, 2010, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2010.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities
April 30, 2013 (unaudited)
Assets:
Total investment in securities, at value including $5,431,146 of investment in an affiliated holding (Note 5) (identified cost $304,798,447)		$332,181,094
Income receivable		65,537
Receivable for investments sold		5,042,867
Receivable for shares sold		59,881
Other assets		9,737
TOTAL ASSETS		337,359,116
Liabilities:
Payable for investments purchased	$4,091,539
Payable for shares redeemed	187,254
Payable for Directors'/Trustees' fees (Note 5)	536
Payable for distribution services fee (Note 5)	10,674
Payable for shareholder services fee (Note 5)	127,683
Accrued expenses (Note 5)	99,312
TOTAL LIABILITIES		4,516,998
Net assets for 8,252,036 shares outstanding		$332,842,118
Net Assets Consist of:
Paid-in capital		$280,754,086
Net unrealized appreciation of investments		27,382,647
Accumulated net realized gain on investments and foreign currency transactions		24,865,512
Accumulated net investment income (loss)		(160,127)
TOTAL NET ASSETS		$332,842,118
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($236,878,721 ÷ 5,841,147 shares outstanding), no par value, unlimited shares authorized	$40.55
Offering price per share (100/94.50 of $40.55)	$42.91
Redemption proceeds per share	$40.55
Class B Shares:
Net asset value per share ($4,151,386 ÷ 119,584 shares outstanding), no par value, unlimited shares authorized	$34.72
Offering price per share	$34.72
Redemption proceeds per share (94.50/100 of $34.72)	$32.81
Class C Shares:
Net asset value per share ($10,561,498 ÷ 300,867 shares outstanding), no par value, unlimited shares authorized	$35.10
Offering price per share	$35.10
Redemption proceeds per share (99.00/100 of $35.10)	$34.75
Class R Shares:
Net asset value per share ($4,227,199 ÷ 106,617 shares outstanding), no par value, unlimited shares authorized	$39.65
Offering price per share	$39.65
Redemption proceeds per share	$39.65
Institutional Shares:
Net asset value per share ($77,023,314 ÷ 1,883,821 shares outstanding), no par value, unlimited shares authorized	$40.89
Offering price per share	$40.89
Redemption proceeds per share	$40.89
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Operations
Six Months Ended April 30, 2013 (unaudited)
Investment Income:
Dividends (including $2,882 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $696)			$2,748,643
Income on securities loaned			18,550
TOTAL INCOME			2,767,193
Expenses:
Investment adviser fee (Note 5)		$1,208,265
Administrative fee (Note 5)		125,659
Custodian fees		17,641
Transfer and dividend disbursing agent fees and expenses (Note 2)		274,875
Directors'/Trustees' fees (Note 5)		689
Auditing fees		11,405
Legal fees		4,025
Portfolio accounting fees		59,062
Distribution services fee (Note 5)		60,996
Shareholder services fee (Note 5)		290,051
Account administration fee (Note 2)		7,034
Share registration costs		32,008
Printing and postage		21,933
Insurance premiums (Note 5)		2,183
Miscellaneous (Note 5)		4,993
TOTAL EXPENSES		2,120,819
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(51,907)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(130,973)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(2,097)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION		(184,977)
Net expenses			1,935,842
Net investment income			831,351
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency			53,842,379
Net change in unrealized appreciation of investments			(4,644,969)
Net realized and unrealized gain on investments and foreign currency transactions			49,197,410
Change in net assets resulting from operations			$50,028,761
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2013	Year Ended 10/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$831,351	$(953,158)
Net realized gain on investments and foreign currency transactions	53,842,379	18,395,245
Net change in unrealized appreciation/depreciation of investments	(4,644,969)	(14,259,702)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	50,028,761	3,182,385
Share Transactions:
Proceeds from sale of shares	10,154,869	16,461,918
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Mid Cap Equity Fund	—	49,366,949
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Leaders Equity Fund	—	26,713,674
Cost of shares redeemed	(52,149,699)	(62,628,057)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(41,994,830)	29,914,484
Regulatory Settlement Proceeds
Net increase from regulatory settlement proceeds (Note 7)	—	512,546
Change in net assets	8,033,931	33,609,415
Net Assets:
Beginning of period	324,808,187	291,198,772
End of period (including distributions in excess of net investment income of $(160,127) and $(991,478), respectively)	$332,842,118	$324,808,187
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
April 30, 2013 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated MDT Mid Cap Growth Strategies Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.
Effective January 18, 2013, the Fund changed its name to Federated MDT Mid Cap Growth Strategies Fund.
On September 21, 2012, the Fund acquired all of the net assets of Performance Mid Cap Equity Fund and Performance Leaders Equity Fund (the “Acquired Funds”), an open-end investment companies in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Funds' shareholders on September 19, 2012. The purpose of the transaction was to combine three portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on November 1, 2011, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended October 31, 2012, are as follows:
Net investment income*	$(992,056)
Net realized and unrealized gain on investments	$30,677,095
Net increase in net assets resulting from operations	$29,685,039
*	Net investment income includes $190,847 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that has been included in the Fund's Statement of Operations as of October 31, 2012.
For every one share of Performance Mid Cap Equity Fund Class A Shares exchanged, a shareholder received 0.321 shares of Federated MDT Mid Cap Growth Strategies Fund Class A Shares.
For every one share of Performance Mid Cap Equity Fund Class B Shares exchanged, a shareholder received 0.267 shares of Federated MDT Mid Cap Growth Strategies Fund Class A Shares.
Semi-Annual Shareholder Report
21

For every one share of Performance Mid Cap Equity Fund Institutional Class Shares exchanged, a shareholder received 0.333 shares of Federated MDT Mid Cap Growth Strategies Fund Institutional Shares.
For every one share of Performance Leaders Equity Fund Class A Shares exchanged, a shareholder received 0.228 shares of Federated MDT Mid Cap Growth Strategies Fund Class A Shares.
For every one share of Performance Leaders Equity Fund Class B Shares exchanged, a shareholder received 0.206 shares of Federated MDT Mid Cap Growth Strategies Fund Class A Shares.
For every one share of Performance Leaders Equity Fund Institutional Class Shares exchanged, a shareholder received 0.234 shares of Federated MDT Mid Cap Growth Strategies Fund Institutional Shares.
The Fund received net assets from the Performance Mid Cap Equity Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Performance Mid Cap Equity Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[2]
1,359,390	$49,366,949	$13,007,605	$267,813,098	$343,893,721
1	Unrealized Appreciation is included in the Performance Mid Cap Equity Fund Net Assets Received amount shown above.
2	Net Assets of the Fund Immediately After Combination includes the net assets received from Performance Leaders Equity Fund which was also reorganized into the Fund on September 21, 2012.

The Fund received net assets from the Performance Leaders Equity Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Performance Leaders Equity Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[2]
734,474	$26,713,674	$4,675,570	$267,813,098	$343,893,721
1	Unrealized Appreciation is included in the Performance Leaders Equity Fund Net Assets Received amount shown above.
2	Net Assets of the Fund Immediately After Combination includes the net assets received from Performance Mid Cap Equity Fund which was also reorganized into the Fund on September 21, 2012.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Semi-Annual Shareholder Report
22

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
23

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report
24

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended April 30, 2013, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$188,363	$(85,906)	$6,761
Class B Shares	5,968	(4,215)	—
Class C Shares	9,435	(5,208)	273
Class R Shares	3,684	—	—
Institutional Shares	67,425	(35,644)	—
TOTAL	$274,875	$(130,973)	$7,034
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Semi-Annual Shareholder Report
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2013, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of April 30, 2013, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2013	Year Ended 10/31/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	124,920	$4,723,835	281,157	$9,865,826
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Mid Cap Equity Fund	—	—	422,458	15,271,919
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Leaders Equity Fund	—	—	57,354	2,073,326
Shares redeemed	(786,359)	(29,417,516)	(1,477,708)	(51,782,799)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(661,439)	$(24,693,681)	(716,739)	$(24,571,728)
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,935	$158,962	18,148	$547,527
Shares redeemed	(27,266)	(884,596)	(90,796)	(2,776,351)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(22,331)	(725,634)	(72,648)	$(2,228,824)
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	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	11,930	$384,141	33,230	$1,000,455
Shares redeemed	(36,926)	(1,200,971)	(67,465)	(2,067,863)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(24,996)	(816,830)	(34,235)	$(1,067,408)
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	52,936	$1,994,696	27,689	$966,486
Shares redeemed	(9,613)	(362,723)	(8,636)	(299,128)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	43,323	$1,631,973	19,053	$667,358
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	75,986	$2,893,235	117,352	$4,081,624
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Mid Cap Equity Fund	—	—	936,932	34,095,030
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Leaders Equity Fund	—	—	677,120	24,640,348
Shares redeemed	(548,368)	(20,283,893)	(159,800)	(5,701,916)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(472,382)	$(17,390,658)	1,571,604	$57,115,086
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,137,825)	$(41,994,830)	767,035	$29,914,484
4. FEDERAL TAX INFORMATION
At April 30, 2013, the cost of investments for federal tax purposes was $304,798,447. The net unrealized appreciation of investments for federal tax purposes was $27,382,647. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,095,863 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,713,216.
At October 31, 2012, the Fund had a capital loss carryforward of $28,289,011 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
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The following schedule summarizes the Fund's capital loss carryforwards:
Expiration Year	Short-Term	Long-Term	Total
2016	$9,287,463	NA	$9,287,463
2017	$19,001,548	NA	$19,001,548
Under current tax law, late-year ordinary loss realized after December 31 through the end of the Fund's fiscal year (“Late Year Ordinary Loss”) may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2012, for federal income tax purposes, a Late Year Ordinary Loss of $991,478 was deferred to November 1, 2012.
As a result of the tax-free transfer of assets from Performance Mid Cap Equity Fund and Performance Leaders Equity Fund, certain capital loss carryforwards listed may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, the Adviser voluntarily waived $46,361 of its fee. In addition, for the six months ended April 30, 2013, an affiliate of the Adviser reimbursed $130,973 of transfer and dividend disbursing agent fees and expenses. Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance date November 17, 2005. The net adviser fee will be reduced to 0.4975% effective January 1, 2006, and could not be increased until after December 31, 2010, at which time the obligation expired.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013 the net fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$15,730
Class C Shares	37,898
Class R Shares	7,368
TOTAL	$60,996
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2013, FSC retained $8,256 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2013, FSC retained $2,428 in sales charges from the sale of Class A Shares. FSC also retained $xxx and $xxx of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
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Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,753 of Service Fees for the six months ended April 30, 2013. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$272,440
Class B Shares	5,243
Class C Shares	12,368
TOTAL	$290,051
For the six months ended April 30, 2013, FSSC did not receive any fees paid by the Fund.
Expense Limitation
The Adviser and its respective affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their applicable fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 1.97%, 1.97%, 1.72% and 0.97% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2013, the Adviser reimbursed $5,546. Transactions involving the affiliated holding during the six months ended April 30, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2012	22,744,890
Purchases/Additions	15,738,561
Sales/Reductions	33,052,305
Balance of Shares Held 4/30/2013	5,431,146
Value	$5,431,146
Dividend Income	$2,882
6. EXPENSE REDUCTION
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2013, the Fund's expenses were reduced by $2,097 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2013, were as follows:
Purchases	$311,867,414
Sales	$358,739,940
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,166.20	$6.55
Class B Shares	$1,000	$1,162.40	$10.56
Class C Shares	$1,000	$1,161.90	$10.56
Class R Shares	$1,000	$1,163.80	$8.85
Institutional Shares	$1,000	$1,168.00	$5.21
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.74	$6.11
Class B Shares	$1,000	$1,015.03	$9.84
Class C Shares	$1,000	$1,015.03	$9.84
Class R Shares	$1,000	$1,016.61	$8.25
Institutional Shares	$1,000	$1,019.98	$4.86
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.22%
Class B Shares	1.97%
Class C Shares	1.97%
Class R Shares	1.65%
Institutional Shares	0.97%
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Evaluation and Approval of Advisory Contract–May 2012
Federated MDT Mid cap growth strategies fund (the “Fund”)
(formerly, Federated Mid Cap Growth Strategies Fund)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's
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subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
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It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report
40

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
41

Federated MDT Mid Cap Growth Strategies Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172107
CUSIP 314172206
CUSIP 314172305
CUSIP 314172529
CUSIP 314172198
8010409 (6/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2013
Share Class	Ticker
A	FMAAX
B	FMBBX
C	FMRCX
Institutional	FMIIX

Federated Absolute Return Fund
(formerly, Federated Market Opportunity Fund and Federated Prudent Absolute Return Fund)
Fund Established 2000

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2012 through April 30, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Securities Sold Short	(3.6)%
Futures Contracts—Short (notional value)[3]	(29.4)%
U.S. Equity Securities	52.3%
International Equity Securities	16.4%
Corporate Bonds	8.0%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	6.5%
Sovereign Bonds	3.5%
Investment Company Securities	3.0%
U.S. Treasury Securities	1.7%
Trade Finance Agreements	1.4%
Asset-Backed Securities[4]	0.0%
Purchased Put Options[4]	0.0%
Gold Bullion	1.4%
Other Derivative Contracts[5]	0.1%
Cash Equivalents[6]	1.0%
Adjustment for Futures Contracts (notional value)[3]	28.9%
Collateral on Deposit for Securities Sold Short	4.0%
Other Assets and Liabilities—Net[7]	4.8%
TOTAL	100.0%
At April 30, 2013, the Fund's sector composition8 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Financials	23.2%
Health Care	16.0%
Information Technology	14.1%
Industrials	11.3%
Consumer Discretionary	9.1%
Energy	8.0%
Consumer Staples	7.6%
Telecommunication Services	4.9%
Materials	4.6%
Utilities	1.2%
TOTAL	100.0%
Semi-Annual Shareholder Report
1

1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, an affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	More complete information regarding the Fund's direct investments in futures contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Other Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts less liabilities. See Statement of Assets and Liabilities.
8	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
April 30, 2013 (unaudited)
Shares, Principal Amount or Troy Ounces			Value in U.S. Dollars
		COMMON STOCKS—68.4%
		Air Freight & Logistics—1.1%
40,000		United Parcel Service, Inc.	$3,433,600
		Airlines—2.1%
100,000	[1]	Delta Air Lines, Inc.	1,714,000
160,000		Southwest Airlines Co.	2,192,000
140,000	[1]	US Airways Group, Inc.	2,366,000
		TOTAL	6,272,000
		Beverages—0.8%
30,000		PepsiCo, Inc.	2,474,100
		Biotechnology—3.4%
45,000		Amgen, Inc.	4,689,450
110,000	[1]	Gilead Sciences, Inc.	5,570,400
		TOTAL	10,259,850
		Capital Markets—1.0%
140,000		Morgan Stanley	3,101,000
		Commercial Banks—3.1%
450,000		Mitsubishi UFJ Financial Group, Inc.	3,060,471
85,000		Sumitomo Mitsui Financial Group, Inc.	4,015,233
60,000		Wells Fargo & Co.	2,278,800
		TOTAL	9,354,504
		Communications Equipment—2.2%
170,000		Cisco Systems, Inc.	3,556,400
50,000		Qualcomm, Inc.	3,081,000
		TOTAL	6,637,400
		Consumer Finance—1.8%
120,000		Discover Financial Services	5,248,800
		Diversified Financial Services—5.5%
440,000		Bank of America Corp.	5,416,400
110,000		Citigroup, Inc.	5,132,600
120,000		JPMorgan Chase & Co.	5,881,200
		TOTAL	16,430,200
		Diversified Telecommunication Services—2.1%
60,000		AT&T, Inc.	2,247,600
500,000		Telstra Corp. Ltd.	2,581,381
Semi-Annual Shareholder Report
3

Shares, Principal Amount or Troy Ounces			Value in U.S. Dollars
		COMMON STOCKS—continued
		Diversified Telecommunication Services—continued
30,000		Verizon Communications, Inc.	$1,617,300
		TOTAL	6,446,281
		Electrical Equipment—1.4%
70,000		Eaton Corp.	4,298,700
		Electronic Equipment Instruments & Components—0.6%
4,000		Apple, Inc.	1,771,000
		Energy Equipment & Services—1.5%
50,000		Halliburton Co.	2,138,500
50,000		Nabors Industries Ltd.	739,500
60,000	[1]	Superior Energy Services, Inc.	1,655,400
		TOTAL	4,533,400
		Food & Staples Retailing—1.6%
80,000		CVS Caremark Corp.	4,654,400
		Food Products—1.7%
70,000		ConAgra Foods, Inc.	2,475,900
40,000		Kellogg Co.	2,601,600
		TOTAL	5,077,500
		Health Care Providers & Services—1.3%
70,000	[1]	Catamaran Corp	4,041,100
		Household Durables—1.8%
2,500	[1]	NVR, Inc.	2,575,000
60,000		Ryland Group, Inc.	2,703,600
		TOTAL	5,278,600
		Industrial Conglomerates—1.5%
200,000		General Electric Co.	4,458,000
		Insurance—3.9%
37,000		Ace Ltd.	3,298,180
80,000		Allstate Corp.	3,940,800
60,000	[1]	American International Group, Inc.	2,485,200
20,000	[1]	Berkshire Hathaway, Inc.	2,126,400
		TOTAL	11,850,580
		Internet Software & Services—1.1%
4,000	[1]	Google, Inc.	3,298,280
		Leisure Equipment & Products—0.6%
20,000		Polaris Industries, Inc., Class A	1,723,800
Semi-Annual Shareholder Report
4

Shares, Principal Amount or Troy Ounces			Value in U.S. Dollars
		COMMON STOCKS—continued
		Machinery—1.6%
28,000		Deere & Co.	$2,500,400
40,000		Ingersoll-Rand PLC, Class A	2,152,000
		TOTAL	4,652,400
		Media—2.1%
260,000		British Sky Broadcasting Group PLC	3,408,671
70,000		Comcast Corp., Class A	2,891,000
		TOTAL	6,299,671
		Metals & Mining—3.2%
21,575	[1]	Barisan Gold Corp.	964
120,000	[1]	Detour Gold Corp.	1,443,645
70,000	[1]	Dundee Precious Metals, Inc.	448,856
200,000		Eldorado Gold Corp. Ltd.	1,584,000
340,000	[1]	Fortuna Silver Mines, Inc.	1,059,705
60,000		Goldcorp, Inc., Class A	1,774,800
40,000	[1]	Imperial Metals Corp.	495,111
100,000	[1]	Kaminak Gold Corp.	95,290
10,000	[1]	Kennady Diamonds, Inc.	9,926
58,000	[1]	Mountain Province Diamonds, Inc.	259,070
20,000		Newmont Mining Corp.	648,000
360,000	[1]	Osisko Mining Corp.	1,518,686
170,000	[1]	Rockgate Capital Corp.	33,748
300,000	[1]	Romarco Minerals, Inc.	131,024
		TOTAL	9,502,825
		Multiline Retail—0.5%
35,000		Macy's, Inc.	1,561,000
		Multi-Utilities—0.9%
200,000		National Grid PLC	2,545,940
		Oil Gas & Consumable Fuels—3.9%
100,000	[1]	BNK Petroleum, Inc.	74,445
100,000	[1]	Coastal Energy Co.	1,916,720
120,000	[1]	Cobalt International Energy	3,352,800
20,000	[1]	Concho Resources, Inc.	1,722,600
400		Inpex Corp.	1,928,502
140,000	[1]	Kodiak Oil & Gas Corp.	1,096,200
70,000		Statoil ASA	1,707,969
		TOTAL	11,799,236
Semi-Annual Shareholder Report
5

Shares, Principal Amount or Troy Ounces			Value in U.S. Dollars
		COMMON STOCKS—continued
		Pharmaceuticals—6.2%
110,000		AbbVie, Inc.	$5,065,500
30,000	[1]	Actavis, Inc.	3,171,900
64,000		Johnson & Johnson	5,454,720
170,000		Pfizer, Inc.	4,941,900
		TOTAL	18,634,020
		Real Estate Investment Trusts (REITs)—0.6%
40,000		ProLogis Inc.	1,678,000
		Semiconductors & Semiconductor Equipment—4.8%
240,000		Applied Materials, Inc.	3,482,400
80,000		Broadcom Corp.	2,880,000
80,000	[1]	NXP Semiconductors NV	2,204,000
3,000		Samsung Electronics Co.	4,140,561
40,000		Tokyo Electron Ltd.	2,047,495
		TOTAL	14,754,456
		Software—0.9%
80,000		Oracle Corp.	2,622,400
		Specialty Retail—1.3%
20,000		Tiffany & Co.	1,473,600
50,000		TJX Cos., Inc.	2,438,500
		TOTAL	3,912,100
		Tobacco—1.1%
90,000		Altria Group, Inc.	3,285,900
		Wireless Telecommunication Services—1.2%
1,200,000		Vodafone Group PLC	3,657,207
		TOTAL COMMON STOCKS (IDENTIFIED COST $186,047,987)	205,548,250
		U.S. TREASURY—1.7%
$5,000,000	[2,3]	United States Treasury Bill, 0.09%, 6/6/2013 (IDENTIFIED COST $4,999,547)	4,999,850
		INVESTMENT FUND—1.8%
64,139	[4]	GML Agricultural Commodity Finance Fund LLC (IDENTIFIED COST $6,413,873)	5,394,381
		EXCHANGE-TRADED FUND—1.2%
400,000	[1]	Sprott Physical Platinum and Palladium Trust (IDENTIFIED COST $4,106,300)	3,632,000
		BULLION—1.4%
2,800		Gold (IDENTIFIED COST $4,864,225)	4,130,434
Semi-Annual Shareholder Report
6

Shares, Principal Amount or Troy Ounces		Value in U.S. Dollars
	MUTUAL FUNDS—23.3%[5]
680,153	Emerging Markets Fixed Income Core Fund	$24,073,402
501,824	Federated Project and Trade Finance Core Fund	4,907,843
8,999,038	Federated Prudent Bear Fund, Institutional Shares	28,976,892
1,760,278	High Yield Bond Portfolio	12,040,300
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $72,613,325)	69,998,437
	TOTAL INVESTMENTS—97.8% (IDENTIFIED COST $279,045,257)[6]	293,703,352
	OTHER ASSETS AND LIABILITIES - NET—2.2%[7]	6,582,127
	TOTAL NET ASSETS—100%	$300,285,479
At April 30, 2013, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 Index Short Futures	140	$55,727,000	June 2013	$(1,085,155)
[1]United States Treasury Notes 10-Year Short Futures	200	$26,671,875	June 2013	$(312,950)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,398,105)
At April 30, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
7/16/2013	347,125,000 INR	$6,250,000	$95,602
7/16/2013	7,005,254 NZD	$5,964,273	$8,104
7/16/2013	7,580,175 NZD	$6,461,341	$1,189
7/16/2013	79,663,750 SEK	$12,475,140	$(204,758)
7/17/2013	2,966,562,500 CLP	$6,250,000	$(19,142)
7/23/2013	76,298,025 MXN	$6,250,000	$(11,269)
Contracts Sold:
5/6/2013	4,162,399 NOK	$721,115	$(539)
6/18/2013	1,569,396,600 JPY	$16,309,825	$206,864
7/16/2013	11,627,500 CHF	$12,511,433	$(3,825)
7/16/2013	71,493,750 NOK	$12,456,008	$94,873
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$167,099
Net Unrealized Appreciation/(Depreciation) on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report
7

1	Non-income producing security.
2	Discount rate at the time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Affiliated holdings.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$156,214,630	$—	$—	$156,214,630
International	49,333,620	—	—	49,333,620
Debt Securities:
U.S. Treasury	—	4,999,850	—	4,999,850
Investment Fund	—	—	5,394,381	5,394,381
Exchange-Traded Fund	3,632,000	—	—	3,632,000
Bullion	4,130,434	—	—	4,130,434
Mutual Funds1	65,090,594	4,907,843	—	69,998,437
TOTAL SECURITIES	$278,401,278	$9,907,693	$5,394,381	$293,703,352
OTHER FINANCIAL INSTRUMENTS[2]	$(1,398,105)	$167,099	$—	$(1,231,006)
Semi-Annual Shareholder Report
8

1	Emerging Markets Fixed Income Core Fund, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investments companies and other accredited investors.
2	Other financial instruments include futures contracts and foreign exchange contracts.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used In determining fair value:
Investments in Investment Fund
Balance as of November 1, 2012	$11,835,712
Realized gain (loss)	158,807
Change in unrealized appreciation/depreciation	(1,069,991)
Sales	(5,530,147)
Balance as of April 30, 2013	$5,394,381
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at April 30, 2013	$(1,046,976)
The following acronyms are used throughout this portfolio:
CHF	—Swiss Franc
CLP	—Chilean Peso
INR	—Indian Rupee
JPY	—Japanese Yen
MXN	—Mexican Pesos
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REITs	—Real Estate Investment Trusts
SEK	—Swedish Krona
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.50	$9.89	$10.10	$11.09	$10.26	$12.22
Income From Investment Operations:
Net investment income (loss)[1]	0.04	(0.04)	(0.04)	0.03	0.24	0.42
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	(0.21)	(0.30)	0.21	(0.77)	1.05	(1.83)
TOTAL FROM INVESTMENT OPERATIONS	(0.17)	(0.34)	0.17	(0.74)	1.29	(1.41)
Less Distributions:
Distributions from net investment income	(0.08)	(0.05)	(0.38)	(0.25)	(0.46)	(0.55)
Net Asset Value, End of Period	$9.25	$9.50	$9.89	$10.10	$11.09	$10.26
Total Return[2]	(1.81)%	(3.41)%	1.74%	(6.67)%	12.88%	(12.18)%
Ratios to Average Net Assets:
Net expenses	1.24%[3]	1.26%	1.26%[4]	1.89%[4]	1.39%[4]	1.20%[4]
Net expenses excluding dividends and other expenses related to short sales	1.24%[3]	1.24%	1.24%[4]	1.24%[4]	1.24%[4]	1.20%[4]
Net investment income (loss)	0.91%[3]	(0.45)%	(0.41)%	0.27%	2.23%	3.46%
Expense waiver/reimbursement[5]	0.18%[3]	0.10%	0.08%	0.05%	0.07%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$130,642	$175,186	$257,503	$464,884	$835,964	$721,632
Portfolio turnover	116%	182%	129%	180%	191%	255%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.26%, 1.89%, 1.39% and 1.20% for the years ended October 31, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.41	$9.82	$9.99	$10.99	$10.21	$12.16
Income From Investment Operations:
Net investment income (loss)[1]	0.01	(0.12)	(0.11)	(0.05)	0.16	0.33
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	(0.21)	(0.29)	0.21	(0.76)	1.04	(1.82)
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	(0.41)	0.10	(0.81)	1.20	(1.49)
Less Distributions:
Distributions from net investment income	—	—	(0.27)	(0.19)	(0.42)	(0.46)
Net Asset Value, End of Period	$9.21	$9.41	$9.82	$9.99	$10.99	$10.21
Total Return[2]	(2.13)%	(4.18)%	1.08%	(7.44)%	12.01%	(12.82)%
Ratios to Average Net Assets:
Net expenses	1.99%[3]	2.01%	2.01%[4]	2.64%[4]	2.14%[4]	1.95%[4]
Net expenses excluding dividends and other expenses related to short sales	1.99%[3]	1.99%	1.99%[4]	1.99%[4]	1.99%[4]	1.95%[4]
Net investment income (loss)	0.16%[3]	(1.21)%	(1.15)%	(0.50)%	1.54%	2.69%
Expense waiver/reimbursement[5]	0.18%[3]	0.10%	0.09%	0.05%	0.07%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,764	$34,029	$60,018	$103,483	$166,561	$197,694
Portfolio turnover	116%	182%	129%	180%	191%	255%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.01%, 2.64%, 2.13% and 1.95% for the years ended October 31, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.37	$9.77	$9.96	$10.96	$10.19	$12.13
Income From Investment Operations:
Net investment income (loss)[1]	0.01	(0.11)	(0.11)	(0.05)	0.16	0.33
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	(0.21)	(0.29)	0.20	(0.76)	1.03	(1.81)
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	(0.40)	0.09	(0.81)	1.19	(1.48)
Less Distributions:
Distributions from net investment income	—	—	(0.28)	(0.19)	(0.42)	(0.46)
Net Asset Value, End of Period	$9.17	$9.37	$9.77	$9.96	$10.96	$10.19
Total Return[2]	(2.13)%	(4.09)%	0.98%	(7.38)%	11.96%	(12.77)%
Ratios to Average Net Assets:
Net expenses	1.99%[3]	2.01%	2.01%[4]	2.63%[4]	2.14%[4]	1.95%[4]
Net expenses excluding dividends and other expenses related to short sales	1.99%[3]	1.99%	1.99%[4]	1.99%[4]	1.99%[4]	1.95%[4]
Net investment income (loss)	0.16%[3]	(1.19)%	(1.16)%	(0.50)%	1.50%	2.70%
Expense waiver/reimbursement[5]	0.18%[3]	0.10%	0.08%	0.05%	0.07%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$107,769	$147,819	$207,932	$365,433	$489,260	$445,425
Portfolio turnover	116%	182%	129%	180%	191%	255%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.01%, 2.63%, 2.13% and 1.95% for the years ended October 31, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.56	$9.95	$10.15	$11.14	$10.29	$12.23
Income From Investment Operations:
Net investment income (loss)[1]	0.05	(0.02)	(0.02)	0.03	0.23	0.50
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options, certain receivables and foreign currency transactions	(0.21)	(0.29)	0.22	(0.75)	1.08	(1.88)
TOTAL FROM INVESTMENT OPERATIONS	(0.16)	(0.31)	0.20	(0.72)	1.31	(1.38)
Less Distributions:
Distributions from net investment income	(0.11)	(0.08)	(0.40)	(0.27)	(0.46)	(0.56)
Net Asset Value, End of Period	$9.29	$9.56	$9.95	$10.15	$11.14	$10.29
Total Return[2]	(1.69)%	(3.11)%	2.08%	(6.49)%	13.12%	(11.95)%
Ratios to Average Net Assets:
Net expenses	0.99%[3]	1.01%	1.01%[4]	1.58%[4]	1.22%[4]	0.95%[4]
Net expenses excluding dividends and other expenses related to short sales	0.99%[3]	0.99%	0.99%[4]	0.99%[4]	0.99%[4]	0.95%[4]
Net investment income (loss)	1.16%[3]	(0.20)%	(0.17)%	0.30%	2.05%	4.62%
Expense waiver/reimbursement[5]	0.18%[3]	0.10%	0.08%	0.05%	0.07%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,111	$81,598	$90,569	$194,702	$81,473	$6,551
Portfolio turnover	116%	182%	129%	180%	191%	255%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.01%, 1.58%, 1.21% and 0.95% for the years ended October 31, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these expense offset arrangements.
5	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
April 30, 2013 (unaudited)
Assets:
Total investment in securities/bullion, at value, including $69,998,437 of investments in affiliated holdings (Note 5) (identified cost $279,045,257)		$293,703,352
Cash denominated in foreign currencies (identified cost $277,618)		279,249
Receivable for investments sold, net of reserve of $4,596,402		16,926,551
Income receivable		681,516
Unrealized appreciation on foreign exchange contracts		406,632
Receivable for shares sold		226,177
TOTAL ASSETS		312,223,477
Liabilities:
Bank overdraft	$3,509,848
Payable for investments purchased	5,343,773
Payable for shares redeemed	2,199,355
Unrealized depreciation on foreign exchange contracts	239,533
Payable for daily variation margin	121,250
Payable for distribution services fee (Note 5)	83,107
Payable for shareholder services fee (Note 5)	80,773
Payable for Directors'/Trustees' fees (Note 5)	1,464
Accrued expenses (Note 5)	358,895
TOTAL LIABILITIES		11,937,998
Net assets for 32,553,737 shares outstanding		$300,285,479
Net Assets Consist of:
Paid-in capital		$769,184,052
Net unrealized appreciation of investments, futures contracts, certain receivables and translation of assets and liabilities in foreign currency		8,883,053
Accumulated net realized loss on investments, short sales, futures contracts, written options and foreign currency transactions		(474,529,991)
Distributions in excess of net investment income		(3,251,635)
TOTAL NET ASSETS		$300,285,479
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($130,642,236 ÷ 14,116,490 shares outstanding), no par value, unlimited shares authorized	$9.25
Offering price per share (100/94.50 of $9.25)	$9.79
Redemption proceeds per share	$9.25
Class B Shares:
Net asset value per share ($23,764,112 ÷ 2,579,841 shares outstanding), no par value, unlimited shares authorized	$9.21
Offering price per share	$9.21
Redemption proceeds per share (94.50/100 of $9.21)	$8.70
Class C Shares:
Net asset value per share ($107,768,519 ÷ 11,753,467 shares outstanding), no par value, unlimited shares authorized	$9.17
Offering price per share	$9.17
Redemption proceeds per share (99.00/100 of $9.17)	$9.08
Institutional Shares:
Net asset value per share ($38,110,612 ÷ 4,103,939 shares outstanding), no par value, unlimited shares authorized	$9.29
Offering price per share	$9.29
Redemption proceeds per share	$9.29
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2013 (unaudited)
Investment Income:
Dividends (including $308,469 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $21,473)		$3,497,774
Investment income allocated from affiliated partnership (Note 5)		340,303
Interest		16,159
TOTAL INCOME		3,854,236
Expenses:
Investment adviser fee (Note 5)	$1,341,775
Administrative fee (Note 5)	139,560
Custodian fees	59,750
Transfer and dividend disbursing agent fees and expenses	390,529
Directors'/Trustees' fees (Note 5)	992
Auditing fees	16,364
Legal fees	2,930
Portfolio accounting fees	71,060
Distribution services fee (Note 5)	574,857
Shareholder services fee (Note 5)	376,674
Account administration fee (Note 2)	145
Share registration costs	35,976
Printing and postage	35,243
Insurance premiums (Note 5)	2,392
Miscellaneous (Note 5)	2,979
TOTAL EXPENSES	3,051,226
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Statement of Operations–continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(319,641)
Waiver of distribution services fee	(375)
Reimbursement of shareholder services fee	(690)
TOTAL WAIVERS AND REIMBURSEMENTS		$(320,706)
Net expenses			$2,730,520
Net investment income			1,123,716
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Certain Receivables and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $181,757 on sales of investments in affiliated holdings (Note 5)) and foreign currency transactions			1,034,844
Net realized gain allocated from affiliated partnership (Note 5)			93,951
Net realized loss on futures contracts			(10,737,995)
Net change in unrealized appreciation of investments, certain receivables and translation of assets and liabilities in foreign currency			4,287,940
Net change in unrealized depreciation of futures contracts			(4,878,194)
Net realized and unrealized loss on investments, futures contracts, certain receivables and foreign currency transactions			(10,199,454)
Change in net assets resulting from operations			$(9,075,738)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2013	Year Ended 10/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,123,716	$(3,894,887)
Net realized loss on investments, including allocation from affiliated partnership, short sales, futures contracts and foreign currency transactions	(9,609,200)	(23,383,404)
Net change in unrealized appreciation/depreciation of investments, futures contracts, certain receivables and translation of assets and liabilities in foreign currency	(590,254)	7,366,840
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(9,075,738)	(19,911,451)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,309,262)	(1,328,817)
Institutional Shares	(783,673)	(880,430)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,092,935)	(2,209,247)
Share Transactions:
Proceeds from sale of shares	19,791,957	127,992,654
Net asset value of shares issued to shareholders in payment of distributions declared	1,751,132	1,808,177
Cost of shares redeemed	(148,721,638)	(285,070,598)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(127,178,549)	(155,269,767)
Change in net assets	(138,347,222)	(177,390,465)
Net Assets:
Beginning of period	438,632,701	616,023,166
End of period (including distributions in excess of net investment income of $(3,251,635) and $(2,282,416), respectively)	$300,285,479	$438,632,701
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2013 (unaudited)
1. Organization
Federated Equity Funds (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Absolute Return Fund (formerly, Federated Prudent Absolute Return Fund) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
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more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing-service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records its daily proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear certain account administration fees, distribution services fees, and shareholder services fees unique to those classes. For the six months ended April 30, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$145
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts for hedging or asset allocation purposes. The Fund may also enter into futures contracts to manage the duration of its fixed income. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “ variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of futures contracts held by the Fund throughout the period was $115,530,199. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts in an effort to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. The Fund may also purchase or sell foreign exchange contracts to acquire long or short exposure, respectively, to foreign currencies. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $214,732 and $238,309, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
Options Contracts
The Fund may buy or sell put and call options for hedging or asset allocation purposes. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.
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Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
As of April 30, 2012, the Fund had no written options.
The average notional amount of purchased options held by the Fund throughout the period was $1,960,196. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$406,632	Unrealized depreciation on foreign exchange contracts	$239,533
Equity contracts			Payable for daily variation margin	1,398,105*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$406,632		$1,637,638
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	—	—	$198,353	$198,353
Equity contracts	$(10,737,995)	$(6,380,971)	—	$(17,118,966)
TOTAL	$(10,737,995)	$(6,380,971)	$198,353	$(16,920,613)
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Options Purchased	Forward Currency Contracts	Total
Foreign exchange contracts	—	—	$209,724	$209,724
Equity contracts	$(4,878,194)	$(163,040)	—	$(5,041,234)
TOTAL	$(4,878,194)	$(163,040)	$209,724	$(4,831,510)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Shares of Beneficial Interest
The following tables summarize share activity:
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,204,378	$11,126,042	4,810,028	$46,861,027
Shares issued to shareholders in payment of distributions declared	130,307	1,194,919	124,430	1,219,414
Shares redeemed	(5,652,041)	(52,213,576)	(12,534,096)	(121,562,765)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,317,356)	$(39,892,615)	(7,599,638)	$(73,482,324)
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	76,307	$700,463	164,326	$1,582,242
Shares redeemed	(1,110,879)	(10,208,036)	(2,662,288)	(25,701,229)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,034,572)	$(9,507,573)	(2,497,962)	$(24,118,987)
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	300,676	$2,753,493	2,329,992	$22,546,089
Shares redeemed	(4,320,134)	(39,489,887)	(7,832,252)	(74,998,971)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(4,019,458)	$(36,736,394)	(5,502,260)	$(52,452,882)
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	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	559,640	$5,211,959	5,827,229	$57,003,296
Shares issued to shareholders in payment of distributions declared	60,458	556,213	59,894	588,763
Shares redeemed	(5,055,137)	(46,810,139)	(6,450,851)	(62,807,633)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,435,039)	$(41,041,967)	(563,728)	$(5,215,574)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(13,806,425)	$(127,178,549)	(16,163,588)	$(155,269,767)
4. Federal Tax Information
At April 30, 2013, the cost of investments for federal tax purposes was $279,045,257. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; b) outstanding foreign currency commitments; and c) futures contracts was $14,658,095. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,609,976 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,951,881.
At October 31, 2012, the Fund had a capital loss carryforward of $427,450,623 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$13,929,642	—	$13,929,642
2015	$26,587,308	NA	$26,587,308
2017	$257,322,572	NA	$257,322,572
2018	$111,051,824	NA	$111,051,824
2019	$18,559,277	NA	$18,559,277
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5. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, the Adviser voluntarily waived $205,454 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2013, the Sub-Adviser earned a fee of $37,395.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$104,839	$—
Class C Shares	470,018	(375)
TOTAL	$574,857	$(375)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2013, FSC retained $62,726 of fees paid by the Fund. For the six months ended April 30, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2013, FSC retained $2,756 in sales charges from the sale of Class A Shares. FSC also retained $7,589, $12,835 and $7,130 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$185,055	$(660)
Class B Shares	34,946	(30)
Class C Shares	156,673	—
TOTAL	$376,674	$(690)
For the six months ended April 30, 2013, FSSC received $5,247 of Service Fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights excluding dividends and other expenses related to short sales) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 1.99%, 1.99% and 0.99%, (the “Fee Limit”), respectively, up to but not
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including the later of (the “Termination Date”): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating these arrangements prior to Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2013, the Adviser reimbursed $114,187. Transactions involving the affiliated holdings during the six months ended April 30, 2013, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	Federated Prudent Bear Fund, Institutional Shares	Emerging Markets Fixed Income Core Fund	High Yield Bond Portfolio	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 10/31/2012	24,178,050	—	—	—	—	24,178,050
Purchases/ Additions	212,485,114	9,942,857	739,947	1,950,279	501,824	225,620,021
Sales/ Reductions	(236,663,164)	(943,819)	(59,794)	(190,001)	—	(237,856,778)
Balance of Shares Held 4/30/2013	—	8,999,038	680,153	1,760,278	501,824	11,941,293
Value	$—	$28,976,892	$24,073,402	$12,040,300	$ 4,907,843	$69,998,437
Dividend Income/ Allocated Investment Income	$16,768	$—	$ 340,303	$ 249,238	$ 42,463	$648,772
Allocated Net Realized Gain	$—	$—	$ 93,951	$—	$—	$93,951
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6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2013, were as follows:
Purchases	$348,669,845
Sales	$332,473,799
7. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the program was not utilized.
9. Receivable from Bankruptcy Trustee
The amount presented on the Statement of Assets and Liabilities, under the caption receivable for investments sold, includes net realizable proceeds of $4,547,647 which represents the estimated amount expected to be received from the bankruptcy trustee for certain security transactions executed through Lehman Brothers in 2008.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$981.90	$6.09
Class B Shares	$1,000	$978.70	$9.76
Class C Shares	$1,000	$978.70	$9.76
Institutional Shares	$1,000	$983.10	$4.87
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$6.21
Class B Shares	$1,000	$1,014.93	$9.94
Class C Shares	$1,000	$1,014.93	$9.94
Institutional Shares	$1,000	$1,019.89	$4.96
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.24%
Class B Shares	1.99%
Class C Shares	1.99%
Institutional Shares	0.99%
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Evaluation and Approval of Advisory Contract–May 2012
federated Absolute Return fund (the “Fund”)
(formerly, Federated Market Opportunity Fund and
Federated Prudent Absolute Return Fund)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what
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might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
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and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
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For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
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which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Absolute Return Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172743
CUSIP 314172735
CUSIP 314172727
CUSIP 314172453
26600 (6/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2013
Share Class	Ticker
A	SVAAX
C	SVACX
Institutional	SVAIX

Federated Strategic Value Dividend Fund
Fund Established 2005

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2012 through April 30, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2013, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	22.8%
Utilities	22.7%
Consumer Staples	21.9%
Telecommunication Services	15.6%
Energy	13.4%
Consumer Discretionary	2.9%
Cash Equivalents[2]	0.7%
Other Assets and Liabilities—Net[3,4]	(0.0)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Represents less than 0.1%.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2013 (unaudited)
Shares		Value
	COMMON STOCKS—99.3%
	Consumer Discretionary—2.9%
2,071,545	McDonald's Corp.	$211,587,606
	Consumer Staples—21.9%
8,288,845	Altria Group, Inc.	302,625,731
716,100	General Mills, Inc.	36,105,762
890,200	Kellogg Co.	57,898,608
1,402,600	Kimberly-Clark Corp.	144,734,294
5,771,440	Kraft Foods Group, Inc.	297,171,446
4,216,500	Lorillard, Inc.	180,845,685
955,700	PepsiCo, Inc.	78,816,579
795,455	Philip Morris International, Inc.	76,037,543
936,030	Procter & Gamble Co.	71,859,023
6,029,227	Reynolds American, Inc.	285,905,944
838,050	The Coca-Cola Co.	35,474,657
817,567	Unilever PLC	35,381,296
	TOTAL	1,602,856,568
	Energy—13.4%
12,950,000	BP PLC	93,820,464
488,225	Chevron Corp.	59,568,332
5,395,280	ConocoPhillips	326,144,676
8,183,360	Royal Dutch Shell PLC, Class B	286,392,812
4,186,080	Total SA	210,977,153
	TOTAL	976,903,437
	Health Care—22.8%
5,249,360	AbbVie, Inc.	241,733,028
6,278,240	AstraZeneca PLC	325,970,723
5,102,070	Bristol-Myers Squibb Co.	202,654,220
1,336,295	Eli Lilly & Co.	74,004,017
12,437,773	GlaxoSmithKline PLC	320,812,123
3,004,485	Johnson & Johnson	256,072,257
5,286,010	Merck & Co., Inc.	248,442,470
	TOTAL	1,669,688,838
	Telecommunication Services—15.6%
8,557,065	AT&T, Inc.	320,547,655
1,695,910	BCE, Inc.	79,438,178
6,559,250	Verizon Communications, Inc.	353,609,168
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Shares			Value
		COMMON STOCKS—continued
		Telecommunication Services—continued
103,937,865		Vodafone Group PLC	$316,768,550
8,297,985		Windstream Corp.	70,698,832
		TOTAL	1,141,062,383
		Utilities—22.7%
2,088,015		American Electric Power Co., Inc.	107,386,611
1,732,295		Dominion Resources, Inc.	106,847,956
4,047,859		Duke Energy Corp.	304,398,997
23,646,244		National Grid PLC	301,009,630
8,036,905		PPL Corp.	268,271,889
4,379,500		Pepco Holdings, Inc.	98,976,700
9,270,070		SSE PLC	224,202,727
5,059,068		Southern Co.	243,998,850
		TOTAL	1,655,093,360
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,913,365,728)	7,257,192,192
		MUTUAL FUND—0.7%
54,787,500	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.11% (AT NET ASSET VALUE)	54,787,500
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $5,968,153,228)[3]	7,311,979,692
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[4]	(689,230)
		TOTAL NET ASSETS—100%	$7,311,290,462
1	Affiliated holding.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2013.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$5.08	$4.69	$4.36	$3.85	$4.01	$6.36
Income From Investment Operations:
Net investment income	0.09	0.19	0.17[1]	0.16[1]	0.15	0.27
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.58	0.39	0.32	0.51	(0.15)	(2.05)
TOTAL FROM INVESTMENT OPERATIONS	0.67	0.58	0.49	0.67	—	(1.78)
Less Distributions:
Distributions from net investment income	(0.09)	(0.19)	(0.16)	(0.16)	(0.16)	(0.28)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[2]	—	—	—	—	(0.29)
TOTAL DISTRIBUTIONS	(0.09)	(0.19)	(0.16)	(0.16)	(0.16)	(0.57)
Net Asset Value, End of Period	$5.66	$5.08	$4.69	$4.36	$3.85	$4.01
Total Return[3]	13.45%	12.63%	11.50%	17.83%	0.31%	(30.13)%
Ratios to Average Net Assets:
Net expenses	1.05%[4]	1.05%[5]	1.05%[5]	1.05%[5]	1.04%[5]	1.00%[5]
Net investment income	3.47%[4]	3.83%	3.67%	3.98%	4.38%	5.14%
Expense waiver/reimbursement[6]	0.14%[4]	0.14%	0.14%	0.19%	0.20%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,728,564	$1,531,723	$992,799	$439,433	$358,589	$249,725
Portfolio turnover	14%	20%	17%	20%	42%	48%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.05%, 1.05%, 1.04%, 1.04% and 1.00% for the years ended October 31, 2012, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$5.08	$4.70	$4.37	$3.85	$4.02	$6.37
Income From Investment Operations:
Net investment income	0.07	0.15	0.13[1]	0.13[1]	0.13	0.23
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.59	0.38	0.33	0.52	(0.17)	(2.05)
TOTAL FROM INVESTMENT OPERATIONS	0.66	0.53	0.46	0.65	(0.04)	(1.82)
Less Distributions:
Distributions from net investment income	(0.07)	(0.15)	(0.13)	(0.13)	(0.13)	(0.24)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[2]	—	—	—	—	(0.29)
TOTAL DISTRIBUTIONS	(0.07)	(0.15)	(0.13)	(0.13)	(0.13)	(0.53)
Net Asset Value, End of Period	$5.67	$5.08	$4.70	$4.37	$3.85	$4.02
Total Return[3]	13.24%	11.56%	10.67%	17.21%	(0.69)%	(30.57)%
Ratios to Average Net Assets:
Net expenses	1.80%[4]	1.80%[5]	1.80%[5]	1.80%[5]	1.79%[5]	1.75%[5]
Net investment income	2.69%[4]	3.05%	2.95%	3.22%	3.65%	4.44%
Expense waiver/reimbursement[6]	0.14%[4]	0.14%	0.14%	0.19%	0.20%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$873,789	$667,700	$328,987	$173,394	$123,604	$112,894
Portfolio turnover	14%	20%	17%	20%	42%	48%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.80%, 1.80%, 1.80%, 1.78% and 1.75% for the years ended October 31, 2012, 2011, 2010, 2009, and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2013	Year Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$5.09	$4.70	$4.38	$3.86	$4.02	$6.37
Income From Investment Operations:
Net investment income	0.10	0.20	0.18[1]	0.17[1]	0.17	0.28
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.59	0.39	0.31	0.52	(0.16)	(2.05)
TOTAL FROM INVESTMENT OPERATIONS	0.69	0.59	0.49	0.69	0.01	(1.77)
Less Distributions:
Distributions from net investment income	(0.10)	(0.20)	(0.17)	(0.17)	(0.17)	(0.29)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[2]	—	—	—	—	(0.29)
TOTAL DISTRIBUTIONS	(0.10)	(0.20)	(0.17)	(0.17)	(0.17)	(0.58)
Net Asset Value, End of Period	$5.68	$5.09	$4.70	$4.38	$3.86	$4.02
Total Return[3]	13.76%	12.87%	11.48%	18.34%	0.55%	(29.92)%
Ratios to Average Net Assets:
Net expenses	0.80%[4]	0.80%[5]	0.80%[5]	0.80%[5]	0.80%[5]	0.75%[5]
Net investment income	3.75%[4]	4.11%	3.89%	4.14%	4.59%	5.67%
Expense waiver/reimbursement[6]	0.14%[4]	0.14%	0.14%	0.19%	0.19%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,708,937	$4,662,436	$3,263,920	$1,340,561	$383,503	$176,187
Portfolio turnover	14%	20%	17%	20%	42%	48%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.80%, 0.80%, 0.80%, 0.80% and 0.75% for the years ended October 31, 2012, 2011, 2010, 2009, and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
April 30, 2013 (unaudited)
Assets:
Total investment in securities, at value including $54,787,500 of investment in an affiliated holding (Note 5) (identified cost $5,968,153,228)		$7,311,979,692
Cash denominated in foreign currencies (identified cost $194,281)		190,356
Income receivable		11,755,991
Receivable for shares sold		21,123,101
TOTAL ASSETS		7,345,049,140
Liabilities:
Payable for investments purchased	$22,403,719
Payable for shares redeemed	8,809,244
Income distribution payable	171
Payable for distribution services fee (Note 5)	510,722
Payable for shareholder services fee (Note 5)	1,082,883
Accrued expenses (Note 5)	951,939
TOTAL LIABILITIES		33,758,678
Net assets for 1,288,909,608 shares outstanding		$7,311,290,462
Net Assets Consist of:
Paid-in capital		$5,963,355,015
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,343,823,899
Accumulated net realized gain on investments and foreign currency transactions		3,130,744
Undistributed net investment income		980,804
TOTAL NET ASSETS		$7,311,290,462
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,728,563,765 ÷ 305,467,675 shares outstanding), no par value, unlimited shares authorized		$5.66
Offering price per share (100/94.50 of $5.66)		$5.99
Redemption proceeds per share		$5.66
Class C Shares:
Net asset value per share ($873,789,405 ÷ 154,189,283 shares outstanding), no par value, unlimited shares authorized		$5.67
Offering price per share		$5.67
Redemption proceeds per share (99.00/100 of $5.67)		$5.61
Institutional Shares:
Net asset value per share ($4,708,937,292 ÷ 829,252,650 shares outstanding), no par value, unlimited shares authorized		$5.68
Offering price per share		$5.68
Redemption proceeds per share		$5.68
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended April 30, 2013 (unaudited)
Investment Income:
Dividends (including $47,390 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $1,326,909)			$154,543,344
Interest			333
TOTAL INCOME			154,543,677
Expenses:
Investment adviser fee (Note 5)		$25,526,903
Administrative fee (Note 5)		2,654,825
Custodian fees		410,195
Transfer and dividend disbursing agent fees and expenses		3,274,256
Directors'/Trustees' fees (Note 5)		18,270
Auditing fees		10,934
Legal fees		4,493
Portfolio accounting fees		96,464
Distribution services fee (Note 5)		2,731,886
Shareholder services fee (Note 5)		2,818,348
Account administration fee (Note 2)		15,531
Share registration costs		104,144
Printing and postage		128,558
Insurance premiums (Note 5)		8,950
Miscellaneous (Note 5)		20,570
TOTAL EXPENSES		37,824,327
Waivers (Note 5):
Waiver/reimbursement of investment adviser fee	$(4,863,090)
Waiver of distribution services fee	(4,900)
TOTAL WAIVERS		(4,867,990)
Net expenses			32,956,337
Net investment income			121,587,340
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			122,930,472
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			636,265,869
Net realized and unrealized gain on investments and foreign currency transactions			759,196,341
Change in net assets resulting from operations			$880,783,681
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2013	Year Ended 10/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$121,587,340	$237,446,302
Net realized gain on investments and foreign currency transactions	122,930,472	90,258,276
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	636,265,869	381,788,805
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	880,783,681	709,493,383
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(27,284,719)	(50,171,857)
Class C Shares	(10,095,287)	(15,955,313)
Institutional Shares	(85,214,006)	(171,545,909)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(743,824)	—
Class C Shares	(331,943)	—
Institutional Shares	(2,249,502)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(125,919,281)	(237,673,079)
Share Transactions:
Proceeds from sale of shares	1,402,089,876	3,597,077,148
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Strategic Dividend Fund	—	48,068,683
Net asset value of shares issued to shareholders in payment of distributions declared	86,017,689	136,055,951
Cost of shares redeemed	(1,793,541,134)	(1,976,868,157)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(305,433,569)	1,804,333,625
Change in net assets	449,430,831	2,276,153,929
Net Assets:
Beginning of period	6,861,859,631	4,585,705,702
End of period (including undistributed net investment income of $980,804 and $1,987,476, respectively)	$7,311,290,462	$6,861,859,631
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2013 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversifed portfolios. The financial statements included herein are only those of Federated Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
On September 21, 2012, the Fund acquired all of the net assets of Performance Strategic Dividend Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 19, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on November 1, 2011, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended October 31, 2012, were as follows:
Net investment income*	$238,257,080
Net realized and unrealized gain on investments	$482,990,898
Net increase in net assets resulting from operations	$721,247,978
*	Net investment income includes $58,021 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of October 31, 2012.
For every one share of Performance Strategic Dividend Fund Class A Shares exchanged, a shareholder received 2.284 shares of Federated Strategic Value Dividend Fund Class A Shares.
For every one share of Performance Strategic Dividend Fund Institutional Class Shares exchanged, a shareholder received 2.274 shares of Federated Strategic Value Dividend Fund Institutional Shares.
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The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Performance Strategic Dividend Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
9,248,446	$48,068,683	$7,344,271	$6,899,071,764	$6,947,140,447
1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
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Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended April 30, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$15,221
Class C Shares	310
TOTAL	$15,531
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(162,399)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	62,746,795	$324,774,026	187,474,713	$911,825,262
Shares issued in connection with the tax-free transfer of assets from Performance Strategic Dividend Fund	—	—	1,160,321	6,010,472
Shares issued to shareholders in payment of distributions declared	4,820,139	24,768,991	9,017,156	43,957,977
Shares redeemed	(63,825,345)	(328,169,158)	(107,694,770)	(522,902,467)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,741,589	$21,373,859	89,957,420	$438,891,244
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	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Class C Shares:	Shares	Amount	Shares	Amount
Share sold	32,214,916	$167,521,985	73,236,457	$357,758,308
Shares issued to shareholders in payment of distributions declared	1,635,641	8,391,082	2,592,476	12,669,630
Shares redeemed	(10,990,956)	(56,804,172)	(14,558,379)	(71,542,442)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	22,859,601	$ 119,108,895	61,270,554	$298,885,496
	Six Months Ended 4/30/2013		Year Ended 10/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	175,193,985	$909,793,865	477,495,173	$2,327,493,578
Shares issued in connection with the tax-free transfer of assets from Performance Strategic Dividend Fund	—	—	8,088,125	42,058,211
Shares issued to shareholders in payment of distributions declared	10,242,964	52,857,616	16,109,953	79,428,344
Shares redeemed	(271,525,529)	(1,408,567,804)	(280,290,037)	(1,382,423,248)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(86,088,580)	$(445,916,323)	221,403,214	$1,066,556,885
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(59,487,390)	$(305,433,569)	372,631,188	$1,804,333,625
4. FEDERAL TAX INFORMATION
At April 30, 2013, the cost of investments for federal tax purposes was $5,968,153,228. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $1,343,826,464. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,373,186,483 and net unrealized depreciation from investments for those securities having an excess of cost over value of $29,360,019.
At October 31, 2012, the Fund had a capital loss carryforward of $119,799,718 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$111,150,278	NA	$111,150,278
2018	$ 8,649,440	NA	$ 8,649,440
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, the Adviser voluntarily waived $4,823,024 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$2,731,886	$(4,900)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2013, FSC retained $1,239,585 of fees paid by the Fund. For the six months ended April 30, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2013, FSC retained $419,005 in sales charges from the sale of Class A Shares. FSC also retained $13,563 and $88,844 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$1,908,030
Class C Shares	910,318
TOTAL	$2,818,348
For the six months ended April 30, 2013, FSSC received $8,223 of fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05%, 1.80% and 0.80% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees
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Interfund Transactions
During the six months ended April 30, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,906,028 and $0, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2013, the Adviser reimbursed $40,066. Transactions involving the affiliated holding during the six months ended April 30, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2012	42,309,666
Purchases/Additions	861,123,339
Sales/Reductions	(848,645,505)
Balance of Shares Held 4/30/2013	54,787,500
Value	$54,787,500
Dividend Income	$47,390
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7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2013, were as follows:
Purchases	$977,310,911
Sales	$1,281,124,700
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2013, there were no outstanding loans. During the six months ended April 30, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,134.50	$5.56
Class C Shares	$1,000	$1,132.40	$9.52
Institutional Shares	$1,000	$1,137.60	$4.24
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.59	$5.26
Class C Shares	$1,000	$1,015.87	$9.00
Institutional Shares	$1,000	$1,020.83	$4.01
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.05%
Class C Shares	1.80%
Institutional Shares	0.80%
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Evaluation and Approval of Advisory Contract–May 2012
Federated Strategic Value dividend fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
Semi-Annual Shareholder Report
27

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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30

Federated Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172586
CUSIP 314172578
CUSIP 314172560
32939 (6/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 19, 2013